UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds,
              Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 07/01/05 - 09/30/05

Item 1 - Schedule of Investments

Merrill Lynch Small Cap Index Fund

Schedule of Investments as of September 30, 2005

                               Beneficial
                                 Interest      Mutual Funds                                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                             $ 74,271,228      Master Small Cap Index Series                                       $ 127,926,120
--------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments  (Cost - $103,168,526) - 100.0%                     127,926,120

                                               Liabilities in Excess of Other Assets - (0.0%)                            (31,449)
                                                                                                                   -------------
                                               Net Assets - 100.0%                                                 $ 127,894,671
                                                                                                                   =============

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.6%                          10,235       Advo, Inc.                                          $     320,253
                                                     19,600       aQuantive, Inc. (a)                                       394,548
                                                     15,600       Catalina Marketing Corp.                                  354,744
                                                      8,300       Greenfield Online, Inc. (a)                                45,152
                                                      4,700       Marchex, Inc. Class B (a)(e)                               77,832
                                                     16,000       Valassis Communications, Inc. (a)                         623,680
                                                     23,600       ValueClick, Inc. (a)                                      403,324
                                                      6,900       Ventiv Health, Inc. (a)                                   180,849
                                                                                                                      -------------
                                                                                                                          2,400,382
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                      1,800       ARGON ST, Inc. (a)                                         52,812
                                                      7,734       Curtiss-Wright Corp.                                      477,265
                                                      8,826       Heico Corp.                                               204,763
                                                      5,500       K&F Industries Holdings, Inc. (a)                          92,015
                                                      4,400       MTC Technologies, Inc. (a)                                140,712
                                                     11,313       Moog, Inc. Class A (a)                                    333,960
                                                     16,635       Orbital Sciences Corp. (a)                                207,938
                                                     10,934       Teledyne Technologies, Inc. (a)                           376,895
                                                      3,900       United Industrial Corp.                                   139,425
                                                                                                                      -------------
                                                                                                                          2,025,785
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.2%                1,100       Alico, Inc.                                                56,430
                                                      3,200       The Andersons, Inc.                                        93,696
                                                     11,828       Delta & Pine Land Co.                                     312,377
                                                     18,300       Gold Kist, Inc. (a)                                       357,765
                                                                                                                      -------------
                                                                                                                            820,268
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                 12,068       AAR Corp. (a)                                             207,328
                                                     15,100       ABX Air, Inc. (a)                                         123,820
                                                     27,120       Airtran Holdings, Inc. (a)                                343,339
                                                      8,399       Alaska Air Group, Inc. (a)                                244,075
                                                     10,000       Aviall, Inc. (a)                                          337,800
                                                     24,100       Continental Airlines, Inc. Class B (a)(e)                 232,806
                                                     37,700       Delta Air Lines, Inc. (a)(e)                               28,275
                                                     12,895       EGL, Inc. (a)                                             350,099
                                                     11,000       ExpressJet Holdings, Inc. (a)                              98,670
                                                     12,055       Frontier Airlines, Inc. (a)                               117,898
                                                        100       MAIR Holdings, Inc. (a)                                       583
                                                      9,056       Mesa Air Group, Inc. (a)(e)                                74,712
                                                     23,400       Northwest Airlines Corp. (a)(e)                            15,561
                                                      7,185       Offshore Logistics, Inc. (a)                              265,845
                                                     10,300       Pinnacle Airlines Corp. (a)                                66,950
                                                      2,700       Republic Airways Holdings, Inc. (a)                        38,637
                                                     20,100       Skywest, Inc.                                             539,082
                                                      5,700       World Air Holdings, Inc. (a)                               60,420
                                                                                                                      -------------
                                                                                                                          3,145,900
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                       9,200       Aleris International, Inc. (a)                            252,540
                                                      8,602       Century Aluminum Co. (a)                                  193,373
                                                                                                                      -------------
                                                                                                                            445,913
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                       8,843       Aftermarket Technology Corp. (a)                          162,623
                                                      5,950       Commercial Vehicle Group, Inc. (a)                        124,593
                                                      6,000       Keystone Automotive Industries, Inc. (a)                  172,860
                                                      1,000       R&B, Inc. (a)                                              10,250
                                                      3,300       Standard Motor Products, Inc.                              26,763
                                                      6,899       Superior Industries International, Inc. (e)               148,466
                                                      6,600       TBC Corp. (a)                                             227,634
                                                                                                                      -------------
                                                                                                                            873,189
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.4%                11,400       American Axle & Manufacturing Holdings, Inc.        $     263,112
                                                     22,400       ArvinMeritor, Inc.                                        374,528
                                                     17,600       Hayes Lemmerz International, Inc. (a)                      78,848
                                                      2,200       Noble International Ltd.                                   53,152
                                                     19,900       Quantum Fuel Systems Technologies Worldwide,
                                                                  Inc. (a)(e)                                                81,590
                                                      2,273       Sauer-Danfoss, Inc.                                        45,460
                                                        800       Strattec Security Corp. (a)                                41,480
                                                     13,400       Tenneco, Inc. (a)                                         234,634
                                                     40,200       Visteon Corp.                                             393,156
                                                                                                                      -------------
                                                                                                                          1,565,960
-----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                           1,200       Accuride Corp. (a)                                         16,572
                                                     12,294       Modine Manufacturing Co.                                  450,944
                                                      9,445       Wabash National Corp.                                     185,689
                                                                                                                      -------------
                                                                                                                            653,205
-----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.0%                           5,500       Signature Bank (a)                                        148,445
-----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 7.3%                   3,540       1st Source Corp.                                           81,951
                                                      3,600       ABC Bancorp                                                69,084
                                                      3,821       Alabama National Bancorporation                           244,315
                                                      8,518       Amcore Financial, Inc.                                    265,847
                                                     22,004       Amegy Bancorp, Inc.                                       497,951
                                                      5,350       AmericanWest Bancorp (a)                                  123,692
                                                      1,500       Ames National Corp.                                        40,785
                                                      2,705       Arrow Financial Corp.                                      73,354
                                                        900       The Banc Corp. (a)                                          9,720
                                                      1,845       Bancfirst Corp.                                           156,825
                                                      2,715       The Bancorp Inc. (a)                                       43,413
                                                     24,900       Bancorpsouth, Inc.                                        568,965
                                                      1,200       BancTrust Financial Group, Inc.                            22,932
                                                      3,986       Bank of Granite Corp.                                      75,893
                                                      3,100       Bank of the Ozarks, Inc.                                  106,423
                                                      3,113       Banner Corp.                                               82,930
                                                     10,893       Boston Private Financial Holdings, Inc.                   289,100
                                                     13,960       CVB Financial Corp.                                       259,656
                                                      1,600       Camden National Corp.                                      60,272
                                                      3,221       Capital City Bank Group, Inc.                             121,464
                                                      2,700       Capital Corp. of the West                                  82,485
                                                      3,100       Capital Crossing Bank (a)                                 107,694
                                                      2,600       Capitol Bancorp Ltd.                                       84,240
                                                     12,100       Cardinal Financial Corp.                                  116,765
                                                      5,500       Cascade Bancorp                                           114,840
                                                     15,644       Cathay General Bancorp                                    554,736
                                                      5,300       Center Financial Corp.                                    124,550
                                                      3,482       Central Coast Bancorp (a)                                  74,201
                                                      9,548       Central Pacific Financial Corp.                           335,899
                                                      7,548       Chemical Financial Corp.                                  245,310
                                                     14,282       Chittenden Corp.                                          378,616
                                                      1,600       Citizens & Northern Corp.                                  42,048
                                                     15,600       Citizens Banking Corp.                                    443,040
                                                      7,293       City Holding Co.                                          260,798
                                                      2,299       CityBank                                                   78,304
                                                      1,800       Clifton Savings Bancorp, Inc.                              18,540
                                                      3,926       CoBiz, Inc.                                                73,063
                                                        500       Colony Bankcorp, Inc.                                      13,530
                                                        600       Columbia Bancorp                                           24,114

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      6,641       Columbia Banking System, Inc.                       $     174,193
                                                        500       Commercial Bankshares, Inc.                                18,795
                                                      3,000       Community Bancorp (a)                                      98,970
                                                      8,300       Community Bank System, Inc.                               187,580
                                                      5,642       Community Banks, Inc.                                     158,597
                                                      3,623       Community Trust Bancorp, Inc.                             116,588
                                                      4,752       Corus Bankshares, Inc.                                    260,552
                                                     24,300       Doral Financial Corp.                                     317,601
                                                        700       Enterprise Financial Services Corp.                        14,854
                                                      1,600       EuroBancshares, Inc. (a)                                   23,856
                                                      1,900       FNB Corp.                                                  52,592
                                                      1,785       Farmers Capital Bank Corp.                                 55,174
                                                      1,700       Financial Institutions, Inc.                               31,297
                                                     20,000       First BanCorp.                                            338,400
                                                      3,036       First Bancorp                                              60,841
                                                      4,014       First Busey Corp.                                          78,153
                                                      9,123       First Charter Corp.                                       223,331
                                                      1,847       First Citizens BancShares, Inc. Class A                   315,191
                                                     20,940       First Commonwealth Financial Corp.                        279,130
                                                      5,300       First Community Bancorp, Inc.                             253,499
                                                      2,894       First Community Bancshares, Inc.                           84,910
                                                     10,087       First Financial Bancorp                                   187,618
                                                      5,553       First Financial Bankshares, Inc.                          193,411
                                                      4,344       First Financial Corp.                                     117,288
                                                      5,546       First Merchants Corp.                                     143,253
                                                     12,800       First Midwest Bancorp, Inc.                               476,672
                                                      1,150       First Oak Brook Bancshares, Inc.                           34,833
                                                      1,300       First Regional Bancorp (a)                                102,427
                                                        400       First South Bancorp, Inc.                                  13,324
                                                      6,500       First State Bancorporation                                137,735
                                                      9,300       Franklin Bank Corp. (a)                                   150,195
                                                      7,111       Frontier Financial Corp.                                  206,219
                                                      2,200       GB&T Bancshares, Inc.                                      46,706
                                                      8,843       Glacier Bancorp, Inc.                                     272,983
                                                     16,322       Gold Banc Corp., Inc.                                     243,198
                                                     13,700       Greater Bay Bancorp                                       337,568
                                                      6,654       Hancock Holding Co.                                       227,168
                                                     15,804       Hanmi Financial Corp.                                     283,682
                                                      8,778       Harleysville National Corp.                               192,677
                                                      3,000       Heartland Financial USA, Inc.                              58,290
                                                      6,200       Heritage Commerce Corp.                                   128,960
                                                     14,300       Hudson United Bancorp                                     605,319
                                                      4,645       Independent Bank Corp./MA                                 141,115
                                                      8,905       Independent Bank Corp./MI                                 258,603
                                                      4,974       Integra Bank Corp.                                        107,936
                                                      5,100       Interchange Financial Services Corp.                       88,026
                                                      5,448       Irwin Financial Corp.                                     111,085
                                                      4,197       Lakeland Bancorp, Inc.                                     64,340
                                                      1,700       Lakeland Financial Corp.                                   70,295
                                                      6,350       MB Financial, Inc.                                        247,523
                                                      3,477       MBT Financial Corp.                                        64,081
                                                      3,078       Macatawa Bank Corp.                                       105,298
                                                      4,456       Main Street Banks, Inc.                                   119,421
                                                      6,466       MainSource Financial Group, Inc.                          114,642

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      3,629       Mercantile Bank Corp.                               $     155,285
                                                          1       Mercantile Bankshares Corp.                                    54
                                                      7,750       Mid-State Bancshares                                      213,203
                                                      1,580       Midwest Banc Holdings, Inc.                                36,530
                                                      2,029       NBC Capital Corp.                                          50,887
                                                      9,713       NBT Bancorp, Inc.                                         229,130
                                                      7,300       Nara Bancorp, Inc.                                        109,135
                                                     10,062       National Penn Bancshares, Inc.                            250,443
                                                      1,200       Northern Empire Bancshares (a)                             29,904
                                                     22,195       Old National Bancorp                                      470,978
                                                      5,976       Old Second Bancorp, Inc.                                  178,324
                                                      2,541       Omega Financial Corp.                                      71,224
                                                      9,418       Oriental Financial Group                                  115,276
                                                     16,162       Pacific Capital Bancorp                                   538,033
                                                      3,715       Park National Corp.                                       402,223
                                                      2,198       Peapack Gladstone Financial Corp.                          60,313
                                                        200       Pennsylvania Commerce Bancorp, Inc. (a)                     7,136
                                                      4,210       Peoples Bancorp, Inc.                                     116,322
                                                      4,400       Pinnacle Financial Partners, Inc. (a)                     110,792
                                                      6,200       Piper Jaffray Cos. (a)                                    185,132
                                                      1,250       Placer Sierra Bancshares                                   34,338
                                                        400       Preferred Bank                                             16,076
                                                      1,700       Premierwest Bancorp (a)                                    25,330
                                                      6,896       PrivateBancorp, Inc.                                      236,395
                                                      4,800       Prosperity Bancshares, Inc.                               145,200
                                                     12,124       Provident Bankshares Corp.                                421,673
                                                     11,211       R-G Financial Corp. Class B                               154,151
                                                      2,432       Renasant Corp.                                             76,973
                                                     26,109       Republic Bancorp, Inc.                                    369,181
                                                      2,608       Republic Bancorp, Inc. Class A                             54,559
                                                      1,344       Royal Bancshares of Pennsylvania Class A                   30,025
                                                      7,863       S&T Bancorp, Inc.                                         297,221
                                                      2,446       SCBT Financial Corp.                                       77,245
                                                      9,900       SVB Financial Group (a)                                   481,536
                                                      2,800       SY Bancorp, Inc.                                           66,584
                                                      4,414       Sandy Spring Bancorp, Inc.                                148,752
                                                      1,603       Santander BanCorp                                          39,482
                                                      3,458       Seacoast Banking Corp. of Florida                          81,021
                                                      1,400       Security Bank Corp.                                        34,846
                                                        100       Sierra Bancorp                                              2,280
                                                      4,300       Simmons First National Corp. Class A                      122,636
                                                      2,975       Southside Bancshares, Inc.                                 56,555
                                                      6,500       Southwest Bancorp, Inc.                                   142,805
                                                      2,601       State Bancorp, Inc.                                        46,610
                                                      1,800       State Financial Services Corp. Class A                     65,736
                                                     18,176       Sterling Bancshares, Inc.                                 267,369
                                                      8,702       Sterling Financial Corp.                                  175,345
                                                      3,400       Suffolk Bancorp                                           108,494
                                                      1,100       Summit Bancshares, Inc.                                    20,207
                                                        400       Summit Financial Group, Inc.                               10,780
                                                      5,957       Sun Bancorp, Inc. (a)                                     125,633
                                                     17,116       Susquehanna Bancshares, Inc.                              411,469
                                                        200       Taylor Capital Group, Inc.                                  7,564
                                                      9,461       Texas Capital Bancshares, Inc. (a)                        200,100

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     14,976       Texas Regional Bancshares, Inc. Class A             $     431,159
                                                      2,782       Tompkins Trustco, Inc.                                    120,322
                                                      3,400       Trico Bancshares                                           73,168
                                                     22,561       TrustCo Bank Corp. NY                                     282,689
                                                     17,027       Trustmark Corp.                                           474,202
                                                     25,500       UCBH Holdings, Inc.                                       467,160
                                                      5,776       UMB Financial Corp.                                       379,368
                                                      3,496       USB Holding Co., Inc.                                      79,720
                                                     16,450       Umpqua Holdings Corp.                                     400,064
                                                      2,500       Union Bankshares Corp.                                    104,450
                                                     13,500       United Bankshares, Inc.                                   471,825
                                                      9,200       United Community Banks, Inc.                              262,200
                                                        600       United Security Bancshares                                 16,242
                                                      2,850       Univest Corp. of Pennsylvania                              78,803
                                                      7,219       Unizan Financial Corp.                                    174,772
                                                      4,100       Vineyard National Bancorp (e)                             121,155
                                                      2,912       Virginia Commerce Bancorp (a)                              78,857
                                                      2,100       Virginia Financial Group, Inc.                             75,705
                                                      4,200       Washington Trust Bancorp, Inc.                            114,198
                                                      9,063       WesBanco, Inc.                                            249,233
                                                      4,790       West Bancorporation, Inc.                                  88,711
                                                      4,400       West Coast Bancorp                                        110,000
                                                      9,183       Westamerica Bancorporation                                474,302
                                                      1,920       Western Sierra Bancorp (a)                                 66,125
                                                      4,600       Wilshire Bancorp, Inc.                                     70,380
                                                      8,400       Wintrust Financial Corp.                                  422,184
                                                      3,600       Yardville National Bancorp                                126,900
                                                                                                                      -------------
                                                                                                                         28,861,729
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.0%                   5,000       Boston Beer Co., Inc. Class A (a)                         125,000
-----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                            987       Coca-Cola Bottling Co. Consolidated                        48,304
                                                      1,710       Farmer Bros. Co.                                           34,525
                                                      4,200       Hansen Natural Corp. (a)(e)                               197,106
                                                      2,290       National Beverage Corp. (a)                                17,770
                                                      4,200       Peet's Coffee & Tea, Inc. (a)                             128,604
                                                                                                                      -------------
                                                                                                                            426,309
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.4%           37,100       Aastrom Biosciences, Inc. (a)(e)                           86,814
                                                     25,300       Abgenix, Inc. (a)                                         320,804
                                                      9,087       Albany Molecular Research, Inc. (a)                       110,680
                                                     10,380       Alexion Pharmaceuticals, Inc. (a)                         287,318
                                                      9,013       Antigenics, Inc. (a)(e)                                    48,850
                                                     22,300       Applera Corp. - Celera Genomics Group (a)                 270,499
                                                     14,300       Arena Pharmaceuticals, Inc. (a)(e)                        141,570
                                                     17,519       Ariad Pharmaceuticals, Inc. (a)                           130,166
                                                     14,100       Arqule, Inc. (a)                                          110,403
                                                      5,800       Array Biopharma, Inc. (a)                                  41,644
                                                      6,320       Arthrocare Corp. (a)                                      254,190
                                                      8,100       Barrier Therapeutics, Inc. (a)                             67,959
                                                      9,300       Bioenvision, Inc. (a)                                      74,679
                                                     19,324       Cell Genesys, Inc. (a)(e)                                 105,896
                                                      9,231       Cell Therapeutics, Inc. (a)(e)                             26,401
                                                      2,200       Cotherix, Inc. (a)                                         30,690
                                                     18,367       Cubist Pharmaceuticals, Inc. (a)                          395,625
                                                     13,000       CuraGen Corp. (a)                                          64,350

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      9,700       Curis, Inc. (a)                                     $      44,523
                                                      9,100       Cypress Bioscience, Inc. (a)                               49,049
                                                     16,300       deCODE genetics, Inc. (a)(e)                              136,757
                                                      4,824       Digene Corp. (a)                                          137,484
                                                     16,000       Discovery Laboratories, Inc. (a)                          103,200
                                                      6,978       Diversa Corp. (a)                                          40,403
                                                      6,200       Dov Pharmaceutical, Inc. (a)                              105,276
                                                     17,696       Encysive Pharmaceuticals, Inc. (a)                        208,459
                                                     17,300       Enzon Pharmaceuticals, Inc. (a)                           114,699
                                                     22,218       Exelixis, Inc. (a)                                        170,412
                                                     11,100       Genitope Corp. (a)(e)                                      77,034
                                                     15,529       Geron Corp. (a)(e)                                        159,483
                                                     38,500       Human Genome Sciences, Inc. (a)                           523,215
                                                     18,700       ICOS Corp. (a)                                            516,494
                                                      2,800       Idenix Pharmaceuticals Inc. (a)                            70,280
                                                     31,024       Incyte Corp. (a)                                          145,813
                                                      5,100       Integra LifeSciences Holdings Corp. (a)                   195,126
                                                     10,214       InterMune, Inc. (a)(e)                                    169,042
                                                      1,400       Kensey Nash Corp. (a)                                      42,924
                                                     10,600       Keryx Biopharmaceuticals, Inc. (a)                        167,056
                                                     18,605       Lexicon Genetics, Inc. (a)                                 74,048
                                                      5,850       MannKind Corp. (a)(e)                                      80,086
                                                        300       Marshall Edwards, Inc. (a)                                  1,743
                                                      8,700       Martek Biosciences Corp. (a)(e)                           305,631
                                                      6,901       Maxygen, Inc. (a)                                          57,209
                                                      3,600       Momenta Pharmaceuticals Inc. (a)                           98,100
                                                     28,900       Monogram Biosciences, Inc. (a)                             67,915
                                                      4,400       Myogen, Inc. (a)                                          103,400
                                                      9,400       Myriad Genetics, Inc. (a)                                 205,484
                                                     12,923       NPS Pharmaceuticals, Inc. (a)                             130,652
                                                     21,254       Nabi Biopharmaceuticals (a)                               278,427
                                                     19,600       Nanogen, Inc. (a)                                          62,916
                                                      6,900       Nastech Pharmaceutical Co., Inc. (a)                       97,566
                                                     10,500       Neurocrine Biosciences, Inc. (a)                          516,495
                                                      5,600       Neurogen Corp. (a)                                         38,528
                                                      7,000       Northfield Laboratories, Inc. (a)                          90,300
                                                     11,200       Nuvelo, Inc. (a)                                          107,520
                                                      5,500       Orchid Cellmark, Inc. (a)                                  46,750
                                                      4,600       PRA International (a)                                     139,426
                                                      4,800       Progenics Pharmaceuticals, Inc. (a)                       113,808
                                                      8,970       Rigel Pharmaceuticals, Inc. (a)                           213,217
                                                     27,400       Savient Pharmaceuticals, Inc. (a)                         103,298
                                                      7,800       Seattle Genetics, Inc. (a)                                 40,950
                                                      9,672       Serologicals Corp. (a)                                    218,200
                                                     25,400       StemCells, Inc. (a)                                       140,208
                                                      8,245       Tanox, Inc. (a)                                           120,789
                                                     16,832       Telik, Inc. (a)                                           275,372
                                                        900       Tercica, Inc. (a)                                          10,152
                                                      3,338       Trimeris, Inc. (a)                                         51,205
                                                      4,400       ViaCell, Inc. (a)                                          25,520
                                                      7,300       Zymogenetics, Inc. (a)                                    120,450
                                                                                                                      -------------
                                                                                                                          9,680,632
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.7%                             2,500       Ameron International Corp.                          $     116,000
                                                      2,900       BlueLinx Holdings, Inc.                                    38,976
                                                      4,000       Builders FirstSource, Inc. (a)                             89,320
                                                      3,900       Building Material Holding Corp.                           363,441
                                                     20,000       Hughes Supply, Inc.                                       652,000
                                                      1,600       Huttig Building Products, Inc. (a)                         14,480
                                                      3,312       LSI Industries, Inc.                                       62,928
                                                      5,168       NCI Building Systems, Inc. (a)                            210,803
                                                     11,932       Simpson Manufacturing Co., Inc.                           467,018
                                                      6,745       Texas Industries, Inc.                                    366,928
                                                      4,909       Trex Co., Inc. (a)                                        117,816
                                                      7,865       Watsco, Inc.                                              417,710
                                                                                                                      -------------
                                                                                                                          2,917,420
-----------------------------------------------------------------------------------------------------------------------------------
Building: Air Conditioning - 0.3%                    13,435       Lennox International, Inc.                                368,253
                                                     14,138       York International Corp.                                  792,718
                                                                                                                      -------------
                                                                                                                          1,160,971
-----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.2%                               5,278       Eagle Materials, Inc.                                     640,591
-----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.1%                   1,800       Aaon, Inc. (a)                                             33,084
                                                      3,700       Interline Brands Inc. (a)                                  77,737
                                                     20,550       Jacuzzi Brands, Inc. (a)                                  165,633
                                                                                                                      -------------
                                                                                                                            276,454
-----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.1%                        9,300       Comfort Systems USA, Inc. (a)                              81,933
                                                      4,600       Drew Industries, Inc. (a)                                 118,726
                                                     11,147       Griffon Corp. (a)                                         274,216
                                                                                                                      -------------
                                                                                                                            474,875
-----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.1%                  4,400       Beacon Roofing Supply, Inc. (a)                           143,748
                                                      6,851       ElkCorp                                                   245,060
                                                                                                                      -------------
                                                                                                                            388,808
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                     72,000       Charter Communications, Inc. Class A (a)(e)               108,000
                                                      5,698       Crown Media Holdings, Inc. Class A (a)                     62,393
                                                     17,500       Insight Communications Company, Inc. Class A (a)          203,525
                                                     21,294       TiVo, Inc. (a)(e)                                         116,904
                                                                                                                      -------------
                                                                                                                            490,822
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                            15,300       Alliance Gaming Corp. (a)(e)                              166,005
                                                      8,200       Ameristar Casinos, Inc.                                   170,888
                                                      9,125       Argosy Gaming Co. (a)                                     428,784
                                                     11,291       Aztar Corp. (a)                                           347,876
                                                      1,632       Churchill Downs, Inc.                                      57,642
                                                      2,815       Dover Downs Gaming & Entertainment, Inc.                   38,284
                                                      6,575       Isle of Capri Casinos, Inc. (a)                           140,573
                                                     10,700       MTR Gaming Group, Inc. (a)                                 85,707
                                                     11,700       Magna Entertainment Corp. Class A (a)                      77,922
                                                      9,100       Mikohn Gaming Corp. (a)                                   120,939
                                                      1,600       Monarch Casino & Resort, Inc. (a)                          27,184
                                                      9,000       Multimedia Games, Inc. (a)(e)                              87,390
                                                     12,364       Pinnacle Entertainment, Inc. (a)                          226,632
                                                      1,600       Riviera Holdings Corp. (a)                                 35,488
                                                      9,400       Shuffle Master, Inc. (a)(e)                               248,442
                                                      6,412       WMS Industries, Inc. (a)                                  180,370
                                                                                                                      -------------
                                                                                                                          2,440,126
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                                      3,000       American Vanguard Corp.                                    54,930
                                                      6,456       Arch Chemicals, Inc.                                      150,102
                                                      1,200       Balchem Corp.                                              33,060
                                                     13,600       CF Industries Holdings, Inc. (a)                          201,416

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      7,100       Cabot Microelectronics Corp. (a)                    $     208,598
                                                     16,201       Calgon Carbon Corp.                                       127,988
                                                     10,685       Cambrex Corp.                                             202,588
                                                     13,500       EnerSys (a)                                               204,795
                                                      6,364       Energy Conversion Devices, Inc. (a)                       285,616
                                                      9,837       Georgia Gulf Corp.                                        236,875
                                                     40,400       Hercules, Inc. (a)                                        493,688
                                                      8,667       MacDermid, Inc.                                           227,595
                                                      5,841       Medis Technologies Ltd. (a)(e)                            104,846
                                                      2,534       NL Industries, Inc.                                        47,614
                                                      4,200       NewMarket Corp. (a)                                        72,828
                                                      4,965       Nuco2, Inc. (a)                                           127,849
                                                      9,500       OM Group, Inc. (a)                                        191,235
                                                      3,500       Octel Corp.                                                58,345
                                                      2,000       Pioneer Cos., Inc. (a)                                     48,120
                                                     29,567       PolyOne Corp. (a)                                         179,176
                                                      6,700       Rockwood Holdings, Inc. (a)                               127,635
                                                     11,306       Schulman A, Inc.                                          202,943
                                                      6,100       Senomyx, Inc. (a)                                         103,883
                                                      1,555       Stepan Co.                                                 38,968
                                                     12,000       UAP Holding Corp.                                         217,200
                                                      6,600       Ultralife Batteries, Inc. (a)                              85,272
                                                     12,500       Valence Technology, Inc. (a)(e)                            33,625
                                                     20,000       WR Grace & Co. (a)                                        179,000
                                                      3,050       Westlake Chemical Corp.                                    82,594
                                                      4,900       Zoltek Cos., Inc. (a)(e)                                   64,435
                                                                                                                      -------------
                                                                                                                          4,392,819
-----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.2%                                           8,800       Alpha Natural Resources, Inc. (a)                         264,352
                                                      7,100       Foundation Coal Holdings, Inc.                            272,995
                                                      5,000       James River Coal Co. (a)                                  252,350
                                                                                                                      -------------
                                                                                                                            789,697
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.0%                               8,000       BankFinancial Corp.                                       113,600
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.3%               13,000       Applied Digital Solutions, Inc. (a)                        37,050
                                                      9,158       Arbitron, Inc.                                            364,855
                                                    148,100       CMGI, Inc. (a)                                            247,327
                                                     13,461       infoUSA, Inc.                                             142,956
                                                      6,600       LECG Corp. (a)                                            151,800
                                                      7,574       ProQuest Co. (a)                                          274,179
                                                      6,753       Sourcecorp (a)                                            144,784
                                                                                                                      -------------
                                                                                                                          1,362,951
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.1%                        21,900       Entravision Communications Corp. Class A (a)              172,353
                                                     76,300       Gemstar-TV Guide International, Inc. (a)                  225,848
                                                                                                                      -------------
                                                                                                                            398,201
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.6%                    109,800       3Com Corp. (a)                                            447,984
                                                     19,200       Adtran, Inc.                                              604,800
                                                     16,700       Airspan Networks, Inc. (a)                                 84,001
                                                      7,422       Anaren, Inc. (a)                                          104,650
                                                      8,572       Anixter International, Inc.                               345,709
                                                      2,000       Arbinet-Thexchange Inc. (a)                                14,400
                                                      9,100       Atheros Communications Inc. (a)                            88,816
                                                     16,900       Avocent Corp. (a)                                         534,716
                                                      3,159       Bel Fuse, Inc.                                            115,082
                                                      6,388       Black Box Corp.                                           268,040
                                                     15,450       Broadwing Corp. (a)(e)                                     77,095

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     84,200       Brocade Communications Systems, Inc. (a)            $     343,536
                                                     18,100       CSG Systems International (a)                             392,951
                                                      1,672       Catapult Communications Corp. (a)                          30,664
                                                    166,900       Ciena Corp. (a)                                           440,616
                                                     16,988       CommScope, Inc. (a)                                       294,572
                                                      5,925       Comtech Telecommunications Corp. (a)                      245,710
                                                      5,100       Consolidated Communications Holdings, Inc.                 69,360
                                                          8       CycleLogic, Inc. (a)                                            0
                                                     10,300       Digi International, Inc. (a)                              110,519
                                                     12,000       Ditech Communications Corp. (a)                            80,880
                                                      9,013       Echelon Corp. (a)                                          83,010
                                                     24,400       Entrust, Inc. (a)                                         136,640
                                                     36,500       Extreme Networks (a)                                      162,425
                                                     39,400       Finisar Corp. (a)(e)                                       53,978
                                                     37,300       Foundry Networks, Inc. (a)                                473,710
                                                     27,700       Glenayre Technologies, Inc. (a)                            99,443
                                                     24,296       Harmonic, Inc. (a)                                        141,403
                                                      7,100       InPhonic, Inc. (a)(e)                                      97,625
                                                      8,577       Inter-Tel, Inc.                                           180,117
                                                     11,300       InterVoice, Inc. (a)                                      101,813
                                                      9,429       Ixia (a)                                                  138,701
                                                      6,800       j2 Global Communications, Inc. (a)(e)                     274,856
                                                      8,500       Netgear, Inc. (a)                                         204,510
                                                      7,000       Novatel Wireless, Inc. (a)                                101,290
                                                     30,819       Oplink Communications, Inc. (a)                            46,845
                                                      4,483       Optical Communication Products, Inc. (a)                    8,428
                                                     10,000       Redback Networks, Inc. (a)                                 99,200
                                                     10,508       Seachange International, Inc. (a)                          66,831
                                                     12,588       Secure Computing Corp. (a)                                142,874
                                                     80,100       Sonus Networks, Inc. (a)                                  464,580
                                                      8,010       Standard Microsystems Corp. (a)                           239,579
                                                     52,900       Sycamore Networks, Inc. (a)                               199,433
                                                      5,300       Syniverse Holdings, Inc. (a)                               81,620
                                                     63,200       TIBCO Software, Inc. (a)                                  528,352
                                                      4,880       Talx Corp.                                                160,015
                                                     16,800       Tekelec (a)                                               351,960
                                                      8,030       Terremark Worldwide, Inc. (a)                              35,252
                                                      2,640       Ulticom, Inc. (a)                                          29,119
                                                     35,300       Utstarcom, Inc. (a)(e)                                    288,401
                                                      6,501       Viasat, Inc. (a)                                          166,751
                                                      9,931       WebEx Communications, Inc. (a)                            243,409
                                                     16,200       Westell Technologies, Inc. Class A (a)                     58,968
                                                     25,775       Zhone Technologies, Inc. (a)                               66,757
                                                                                                                      -------------
                                                                                                                         10,221,996
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.6%          24,900       Acxiom Corp.                                              466,128
                                                     16,802       Agile Software Corp. (a)                                  120,470
                                                      9,000       Altiris, Inc. (a)                                         137,610
                                                      4,000       American Reprographics Co. (a)                             68,400
                                                      1,000       Ansoft Corp. (a)                                           29,100
                                                     10,432       Ansys, Inc. (a)                                           401,528
                                                      8,500       Anteon International Corp. (a)                            363,460
                                                     19,780       Ariba, Inc. (a)                                           112,746
                                                     14,697       AsiaInfo Holdings, Inc. (a)                                71,280
                                                     16,208       Aspen Technology, Inc. (a)                                101,300

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      8,300       Audible, Inc. (a)(e)                                $     102,007
                                                     56,200       BearingPoint, Inc. (a)                                    426,558
                                                        926       Blackbaud, Inc.                                            13,121
                                                      7,600       Blackboard, Inc. (a)                                      190,076
                                                      2,700       Blue Coat Systems, Inc. (a)                               117,396
                                                     26,867       Borland Software Corp. (a)                                156,366
                                                      7,100       Bottomline Technologies, Inc. (a)                         107,139
                                                      2,500       COMSYS IT Partners, Inc. (a)                               30,525
                                                     16,402       Ciber, Inc. (a)                                           121,867
                                                      3,300       Click Commerce, Inc. (a)(e)                                60,489
                                                      8,000       Concur Technologies, Inc. (a)                              98,960
                                                      2,000       Constellation 3D, Inc. (a)                                      0
                                                      8,300       Covansys Corp. (a)                                        132,468
                                                     12,964       Dendrite International, Inc. (a)                          260,447
                                                     11,100       Digital River, Inc. (a)                                   386,835
                                                     30,707       Digitas, Inc. (a)                                         348,832
                                                      1,845       EPIQ Systems, Inc. (a)                                     40,258
                                                     14,739       Electronics for Imaging (a)                               338,113
                                                      3,000       Emageon, Inc. (a)                                          40,680
                                                     18,900       Epicor Software Corp. (a)                                 245,700
                                                      4,700       Equinix, Inc. (a)                                         195,755
                                                      5,300       eCollege.com, Inc. (a)                                     78,758
                                                     19,379       Gartner, Inc. Class A (a)                                 226,541
                                                      8,800       Infocrossing, Inc. (a)(e)                                  80,872
                                                     30,200       Informatica Corp. (a)                                     363,004
                                                      1,800       Integral Systems, Inc.                                     37,152
                                                      7,700       Intermix Media, Inc. (a)                                   92,092
                                                     14,200       Internet Capital Group, Inc. (a)                          125,102
                                                     14,100       Internet Security Systems (a)                             338,541
                                                      5,300       Intervideo, Inc. (a)                                       53,159
                                                     17,825       Interwoven, Inc. (a)                                      145,630
                                                      4,300       iGate Corp. (a)                                            15,609
                                                      9,908       JDA Software Group, Inc. (a)                              150,403
                                                      6,100       Jupitermedia Corp. (a)                                    108,031
                                                      6,600       Kanbay International, Inc. (a)                            124,080
                                                     16,058       Keane, Inc. (a)                                           183,543
                                                      9,138       Keynote Systems, Inc. (a)                                 118,611
                                                     25,400       Lawson Software, Inc. (a)                                 176,276
                                                     17,900       Lionbridge Technologies (a)                               120,825
                                                      5,974       MRO Software, Inc. (a)                                    100,602
                                                     14,500       Macrovision Corp. (a)                                     276,950
                                                      8,200       Magma Design Automation, Inc. (a)                          66,584
                                                      9,139       Manhattan Associates, Inc. (a)                            212,025
                                                      4,700       Mantech International Corp. Class A (a)                   124,127
                                                      6,200       Mapinfo Corp. (a)                                          75,950
                                                     15,997       Matrixone, Inc. (a)                                        84,144
                                                     23,300       Mentor Graphics Corp. (a)                                 200,380
                                                      7,356       Mercury Computer Systems, Inc. (a)                        193,095
                                                      7,300       Merge Technologies, Inc. (a)                              124,465
                                                      4,100       MicroStrategy, Inc. Class A (a)                           288,189
                                                     26,500       Micromuse, Inc. (a)                                       208,820
                                                     10,798       Micros Systems, Inc. (a)                                  472,412
                                                     11,700       Motive, Inc. (a)                                           74,178
                                                      3,200       Ness Technologies, Inc. (a)                                32,000

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     16,774       NetIQ Corp. (a)                                     $     205,314
                                                      5,185       Netscout Systems, Inc. (a)                                 28,155
                                                      5,700       Online Resources Corp. (a)                                 60,306
                                                      4,300       Open Solutions, Inc. (a)                                   93,826
                                                     22,233       Openwave Systems, Inc. (a)                                399,749
                                                     20,500       Opsware, Inc. (a)                                         106,395
                                                      1,800       PAR Technology Corp. (a)                                   41,400
                                                      3,900       PDF Solutions, Inc. (a)                                    64,740
                                                     10,507       Packeteer, Inc. (a)                                       131,863
                                                     11,894       Palm, Inc. (a)(e)                                         336,957
                                                     91,400       Parametric Technology Corp. (a)                           637,058
                                                      1,400       Pegasystems, Inc. (a)                                       8,386
                                                     13,608       Progress Software Corp. (a)                               432,326
                                                      3,500       QAD, Inc.                                                  29,015
                                                     19,000       Quest Software, Inc. (a)                                  286,330
                                                      9,700       Radiant Systems, Inc. (a)                                 100,104
                                                     33,200       RealNetworks, Inc. (a)(e)                                 189,572
                                                      5,100       RightNow Technologies, Inc. (a)                            75,072
                                                      4,200       Rimage Corp. (a)                                          112,014
                                                      4,200       SI International, Inc. (a)                                130,074
                                                      3,989       SPSS, Inc. (a)                                             95,736
                                                      5,600       SS&C Technologies, Inc.                                   205,184
                                                        500       SSA Global Techonologies, Inc. (a)                          8,800
                                                     11,261       SYKES Enterprises, Inc. (a)                               134,006
                                                      1,100       SYNNEX Corp. (a)                                           18,524
                                                      7,399       SafeNet, Inc. (a)                                         268,658
                                                     26,592       Sapient Corp. (a)                                         166,200
                                                     25,995       ScanSoft, Inc. (a)                                        138,553
                                                      8,997       Serena Software, Inc. (a)                                 179,310
                                                     22,241       SonicWALL, Inc. (a)                                       141,230
                                                      6,700       Stellent, Inc. (a)                                         57,419
                                                     19,000       SupportSoft, Inc. (a)                                      95,760
                                                      1,583       Syntel, Inc.                                               30,853
                                                     12,585       Transaction Systems Architects, Inc. Class A (a)          350,492
                                                     12,808       Trizetto Group (a)                                        180,849
                                                     10,600       Tyler Technologies, Inc. (a)                               87,768
                                                      9,500       Ultimate Software Group, Inc. (a)                         174,990
                                                     10,900       Vasco Data Security International (a)                      98,754
                                                      7,400       VeriFone Holdings, Inc. (a)                               148,814
                                                      5,300       Verint Systems, Inc. (a)                                  216,982
                                                     14,967       Verity, Inc. (a)                                          158,950
                                                      7,580       Vignette Corp. (a)                                        120,598
                                                      6,651       Websense, Inc. (a)                                        340,598
                                                     22,800       Wind River Systems, Inc. (a)                              294,804
                                                      7,800       Witness Systems, Inc. (a)                                 162,942
                                                     17,220       webMethods, Inc. (a)                                      121,745
                                                     10,708       Zoran Corp. (a)                                           153,124
                                                                                                                      -------------
                                                                                                                         17,978,063
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.4%                           38,200       Adaptec, Inc. (a)                                         146,306
                                                     22,034       Advanced Digital Information Corp. (a)                    207,120
                                                      4,300       Cyberguard Corp. (a)(e)                                    35,475
                                                     17,100       Dot Hill Systems Corp. (a)                                115,083
                                                     25,700       Emulex Corp. (a)                                          519,397
                                                      9,809       FalconStor Software, Inc. (a)(e)                           59,443

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     14,382       Filenet Corp. (a)                                   $     401,258
                                                     82,400       Gateway, Inc. (a)                                         222,480
                                                      6,617       Hutchinson Technology, Inc. (a)                           172,836
                                                     12,000       Imation Corp.                                             514,440
                                                      7,496       Intergraph Corp. (a)                                      335,146
                                                      8,000       Komag, Inc. (a)                                           255,680
                                                     24,674       Lexar Media, Inc. (a)(e)                                  157,914
                                                     82,500       Maxtor Corp. (a)                                          363,000
                                                     35,700       McData Corp. (a)                                          187,068
                                                      6,400       Mobility Electronics, Inc. (a)                             68,224
                                                     24,500       Perot Systems Corp. Class A (a)                           346,675
                                                     53,000       Quantum Corp. (a)                                         163,770
                                                     25,662       RSA Security, Inc. (a)                                    326,164
                                                      5,942       Radisys Corp. (a)                                         115,275
                                                      4,400       Stratasys, Inc. (a)                                       130,680
                                                      5,600       Synaptics, Inc. (a)(e)                                    105,280
                                                      7,300       Trident Microsystems, Inc. (a)                            232,213
                                                     15,709       UNOVA, Inc. (a)                                           549,501
                                                                                                                      -------------
                                                                                                                          5,730,428
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.4%                                   4,500       Brookfield Homes Corp.                                    249,885
                                                      4,818       EMCOR Group, Inc. (a)                                     285,707
                                                     12,271       Granite Construction, Inc.                                469,243
                                                      3,900       Perini Corp. (a)                                           70,980
                                                      7,100       Washington Group International, Inc. (a)                  382,619
                                                                                                                      -------------
                                                                                                                          1,458,434
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.8%                          13,867       Alloy, Inc. (a)                                            67,116
                                                      7,653       Atari Inc. (a)                                             11,020
                                                     43,900       CNET Networks, Inc. (a)                                   595,723
                                                      4,700       DTS, Inc. (a)                                              79,148
                                                     44,400       Earthlink, Inc. (a)                                       475,080
                                                      9,800       Infospace, Inc. (a)                                       233,926
                                                     13,000       Ipass, Inc. (a)                                            69,940
                                                     10,800       iVillage, Inc. (a)                                         78,408
                                                      4,300       Jamdat Mobile, Inc. (a)(e)                                 90,300
                                                      2,700       Lifeline Systems, Inc. (a)                                 90,261
                                                      7,100       LoJack Corp. (a)                                          150,094
                                                      7,674       Midway Games, Inc. (a)(e)                                 116,568
                                                      9,500       NIC, Inc. (a)                                              62,225
                                                      7,700       Navarre Corp. (a)(e)                                       44,583
                                                     12,800       NetFlix, Inc. (a)(e)                                      332,672
                                                      7,400       Sohu.com, Inc. (a)                                        126,762
                                                     17,137       THQ, Inc. (a)                                             365,361
                                                     18,850       United Online, Inc.                                       261,073
                                                      4,086       Universal Electronics, Inc. (a)                            70,647
                                                      1,400       WebSideStory, Inc. (a)                                     24,808
                                                                                                                      -------------
                                                                                                                          3,345,715
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.8%                              5,800       Blyth, Inc.                                               129,282
                                                      3,000       CNS, Inc.                                                  78,210
                                                      1,891       CSS Industries, Inc.                                       61,495
                                                      2,300       Citi Trends, Inc. (a)                                      50,209
                                                     18,300       Jarden Corp. (a)                                          751,581
                                                      5,900       Mannatech, Inc.                                            69,915
                                                      9,573       Matthews International Corp. Class A                      361,764
                                                      9,963       Nautilus, Inc.                                            219,883

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     10,400       Oakley, Inc.                                        $     180,336
                                                     10,376       Playtex Products, Inc. (a)                                114,136
                                                      5,400       RC2 Corp. (a)                                             182,304
                                                     16,291       The Topps Co., Inc.                                       133,749
                                                     15,074       Tupperware Corp.                                          343,386
                                                      2,700       USANA Health Sciences, Inc. (a)                           128,790
                                                      1,900       Water Pik Technologies, Inc. (a)                           38,570
                                                     16,283       Yankee Candle Co., Inc.                                   398,934
                                                                                                                      -------------
                                                                                                                          3,242,544
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metals & Glass - 0.2%         4,575       Greif, Inc.                                               274,957
                                                      3,571       Mobile Mini, Inc. (a)                                     154,803
                                                      6,600       Silgan Holdings, Inc.                                     219,516
                                                                                                                      -------------
                                                                                                                            649,276
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Paper & Plastic - 0.0%       19,100       Graphic Packaging Corp. (a)                                53,480
                                                      7,852       Myers Industries, Inc.                                     91,397
                                                                                                                      -------------
                                                                                                                            144,877
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                        10,982       Mueller Industries, Inc.                                  304,970
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                      7,593       Elizabeth Arden, Inc. (a)                                 163,857
                                                      1,700       Inter Parfums, Inc.                                        33,473
                                                     20,526       Nu Skin Enterprises, Inc. Class A                         391,020
                                                        700       Parlux Fragrances, Inc. (a)(e)                             20,398
                                                     42,883       Revlon, Inc. Class A (a)                                  138,083
                                                                                                                      -------------
                                                                                                                            746,831
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                22,400       E-Loan, Inc. (a)                                           93,856
                                                      8,300       Euronet Worldwide, Inc. (a)                               245,597
                                                     16,400       F.N.B. Corp.                                              283,392
                                                      5,400       Gladstone Investment Corp.                                 79,272
                                                      5,000       Greenhill & Co., Inc.                                     208,450
                                                        900       Huron Consulting Group, Inc. (a)                           24,138
                                                     10,908       Jones Lang LaSalle, Inc.                                  502,422
                                                     15,900       The Nasdaq Stock Market, Inc. (a)                         403,065
                                                     11,800       USI Holdings Corp. (a)                                    153,282
                                                                                                                      -------------
                                                                                                                          1,993,474
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%            15,860       Acuity Brands, Inc.                                       470,566
                                                      9,516       Armor Holdings, Inc. (a)                                  409,283
                                                      4,257       Barnes Group, Inc.                                        152,656
                                                     12,794       Brady Corp.                                               395,846
                                                     16,710       Clarcor, Inc.                                             479,911
                                                     18,262       Hexcel Corp. (a)                                          334,012
                                                     22,014       Olin Corp.                                                418,046
                                                      8,445       Tredegar Corp.                                            109,869
                                                                                                                      -------------
                                                                                                                          2,770,189
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                      432       Arden Group, Inc. Class A                                  32,512
                                                     13,207       Casey's General Stores, Inc.                              306,402
                                                      4,731       Great Atlantic & Pacific Tea Co. (a)                      134,171
                                                      5,664       Ingles Markets, Inc. Class A                               89,491
                                                      9,483       Longs Drug Stores Corp.                                   406,726
                                                      2,977       Nash Finch Co.                                            125,600
                                                     11,542       Pathmark Stores, Inc. (a)                                 130,078
                                                     10,769       Ruddick Corp.                                             248,225
                                                      3,929       Smart & Final, Inc. (a)                                    50,841
                                                      4,300       Weis Markets, Inc.                                        172,043
                                                     11,629       Wild Oats Markets, Inc. (a)                               149,549
                                                                                                                      -------------
                                                                                                                          1,845,638
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.9%                       29,200       AVANIR Pharmaceuticals Class A (a)                  $      90,228
                                                      2,300       Acadia Pharmaceuticals, Inc. (a)                           26,151
                                                      2,600       Adams Respiratory Therapeutics, Inc. (a)                   83,954
                                                     10,500       Adolor Corp. (a)                                          112,140
                                                     30,700       Alkermes, Inc. (a)                                        515,760
                                                     11,025       Alpharma, Inc. Class A                                    274,192
                                                     31,800       Amylin Pharmaceuticals, Inc. (a)(e)                     1,106,322
                                                     20,200       Andrx Corp. (a)                                           311,686
                                                     12,500       Atherogenics Inc. (a)(e)                                  200,375
                                                      4,000       Bentley Pharmaceuticals, Inc. (a)                          47,800
                                                     21,648       BioMarin Pharmaceuticals, Inc. (a)                        188,987
                                                     13,700       CV Therapeutics, Inc. (a)                                 366,475
                                                      4,000       Caliper Life Sciences, Inc. (a)                            28,120
                                                      1,300       Caraco Pharmaceutical Laboratories Ltd. (a)                11,297
                                                      4,500       Chattem, Inc. (a)                                         159,750
                                                      2,200       Coley Pharmaceutical Group, Inc. (a)                       40,040
                                                     11,802       Connetics Corp. (a)                                       199,572
                                                     23,400       Dendreon Corp. (a)(e)                                     157,014
                                                     15,300       Durect Corp. (a)(e)                                       104,805
                                                      7,200       Dusa Pharmaceuticals, Inc. (a)                             76,320
                                                      7,695       Enzo Biochem, Inc. (a)                                    118,195
                                                      8,900       Eyetech Pharmaceuticals, Inc. (a)                         159,844
                                                     10,100       First Horizon Pharmaceutical Corp. (a)                    200,687
                                                        300       GTX, Inc. (a)                                               2,793
                                                      2,500       Hi-Tech Pharmacal Co., Inc. (a)                            75,200
                                                     13,127       Immunogen, Inc. (a)                                        96,352
                                                     12,800       Inspire Pharmaceuticals, Inc. (a)                          97,280
                                                     21,989       Isis Pharmaceuticals, Inc. (a)                            111,044
                                                      6,600       Ista Pharmaceuticals, Inc. (a)                             43,824
                                                     10,800       KV Pharmaceutical Co. Class A (a)                         191,916
                                                     24,300       MGI Pharma, Inc. (a)                                      566,433
                                                     35,100       Medarex, Inc. (a)                                         334,152
                                                     17,727       Medicines Co. (a)                                         407,898
                                                     17,500       Medicis Pharmaceutical Corp. Class A                      569,800
                                                     24,900       Nektar Therapeutics (a)                                   422,055
                                                      6,245       Neopharm, Inc. (a)                                         77,438
                                                      1,100       New River Pharmaceuticals, Inc. (a)(e)                     52,734
                                                      6,900       NitroMed, Inc. (a)(e)                                     124,200
                                                      8,331       Noven Pharmaceuticals, Inc. (a)                           116,634
                                                     11,300       Onyx Pharmaceuticals, Inc. (a)                            282,274
                                                      9,500       Pain Therapeutics, Inc. (a)                                59,755
                                                     10,100       Par Pharmaceutical Cos., Inc. (a)                         268,862
                                                      8,700       Penwest Pharmaceuticals Co. (a)                           152,511
                                                     29,615       Perrigo Co.                                               423,791
                                                      9,000       Pharmion Corp. (a)                                        196,290
                                                      8,200       Pozen, Inc. (a)                                            90,118
                                                     10,200       Priority Healthcare Corp. (a)                             284,172
                                                     10,419       Regeneron Pharmaceuticals, Inc. (a)                        98,876
                                                      7,100       Renovis, Inc. (a)                                          96,063
                                                      4,850       SFBC International, Inc. (a)                              215,292
                                                     12,100       Salix Pharmaceuticals Ltd. (a)                            257,125
                                                     20,582       SuperGen, Inc. (a)                                        129,667

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      6,746       United Therapeutics Corp. (a)                       $     470,871
                                                     31,400       Vertex Pharmaceuticals, Inc. (a)                          701,790
                                                                                                                      -------------
                                                                                                                         11,596,924
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                             8,104       Bright Horizons Family Solutions, Inc. (a)                311,194
                                                     31,900       Corinthian Colleges, Inc. (a)                             423,313
                                                     17,900       DeVry, Inc. (a)                                           340,995
                                                      3,400       Educate, Inc. (a)                                          51,000
                                                      5,030       Learning Tree International, Inc. (a)                      66,396
                                                      2,249       Renaissance Learning, Inc.                                 40,032
                                                      4,320       Strayer Education, Inc.                                   408,326
                                                      8,100       Universal Technical Institute, Inc. (a)                   288,441
                                                                                                                      -------------
                                                                                                                          1,929,697
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                      12,786       Benchmark Electronics, Inc. (a)                           385,114
                                                      4,200       ITC Holdings Corp.                                        121,716
                                                      2,200       LeCroy Corp. (a)                                           32,670
                                                      6,600       OSI Systems, Inc. (a)                                     104,280
                                                      4,400       Pike Electric Corp. (a)                                    82,412
                                                     12,998       Plexus Corp. (a)                                          222,136
                                                      8,832       Power Integrations, Inc. (a)                              192,096
                                                     11,900       TTM Technologies, Inc. (a)                                 85,085
                                                      9,807       Universal Display Corp. (a)                               109,348
                                                                                                                      -------------
                                                                                                                          1,334,857
-----------------------------------------------------------------------------------------------------------------------------------
 Electrical Equipment & Components -                  7,081       AO Smith Corp.                                            201,809
 0.8%                                                13,100       American Superconductor Corp. (a)                         135,585
                                                      9,971       Baldor Electric Co.                                       252,765
                                                     11,208       CTS Corp.                                                 135,617
                                                      8,718       Cohu, Inc.                                                206,181
                                                      2,100       Color Kinetics, Inc. (a)                                   31,500
                                                      6,460       Franklin Electric Co., Inc.                               267,379
                                                     13,490       General Cable Corp. (a)                                   226,632
                                                      8,816       Genlyte Group, Inc. (a)                                   423,873
                                                     11,200       International DisplayWorks, Inc. (a)(e)                    66,528
                                                      4,200       LaBarge, Inc. (a)                                          54,264
                                                      8,760       Littelfuse, Inc. (a)                                      246,419
                                                     10,100       MKS Instruments, Inc. (a)                                 174,023
                                                      2,031       Powell Industries, Inc. (a)                                44,459
                                                     19,500       Power-One, Inc. (a)                                       108,030
                                                      7,300       Sonic Solutions, Inc. (a)                                 156,950
                                                      5,500       Spatialight, Inc. (a)(e)                                   23,430
                                                     23,200       Taser International, Inc. (a)(e)                          142,680
                                                     12,161       Technitrol, Inc.                                          186,307
                                                      6,179       Triumph Group, Inc. (a)                                   229,673
                                                                                                                      -------------
                                                                                                                          3,314,104
-----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.1%               25,700       Maytag Corp.                                              469,282
                                                      1,450       National Presto Industries, Inc.                           62,074
                                                                                                                      -------------
                                                                                                                            531,356
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.5%                                   22,312       Aeroflex, Inc. (a)                                        208,840
                                                     11,763       Agilysys, Inc.                                            198,089
                                                      3,532       BEI Technologies, Inc.                                    123,585
                                                      4,399       Daktronics, Inc.                                          105,488
                                                      6,872       II-VI, Inc. (a)                                           121,909
                                                     22,500       Kopin Corp. (a)                                           156,375
                                                     35,566       MRV Communications, Inc. (a)                               75,756
                                                     11,380       Methode Electronics, Inc.                                 131,098

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,300       Multi-Fineline Electronix, Inc. (a)                 $      38,051
                                                      6,649       Park Electrochemical Corp.                                177,196
                                                     20,000       Semtech Corp. (a)                                         329,400
                                                      7,800       Superior Essex, Inc. (a)                                  140,478
                                                      4,367       Supertex, Inc. (a)                                        130,966
                                                                                                                      -------------
                                                                                                                          1,937,231
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges & Meters - 0.2%      3,400       Faro Technologies, Inc. (a)                                66,266
                                                      8,082       Itron, Inc. (a)                                           369,024
                                                      3,801       Keithley Instruments, Inc.                                 55,495
                                                      2,500       Measurement Specialties, Inc. (a)                          53,000
                                                      5,400       Metrologic Instruments, Inc. (a)                           98,226
                                                                                                                      -------------
                                                                                                                            642,011
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 0.9%                   4,772       Analogic Corp.                                            240,557
                                                      6,200       Aspect Medical Systems, Inc. (a)                          183,706
                                                      6,087       Bruker BioSciences Corp. (a)                               26,661
                                                      6,400       Candela Corp. (a)                                          62,848
                                                      4,170       Datascope Corp.                                           129,353
                                                     10,900       EPIX Pharmaceuticals, Inc. (a)                             83,930
                                                     15,150       eResearch Technology, Inc. (a)                            214,979
                                                      6,500       Greatbatch, Inc. (a)                                      178,360
                                                      7,772       Haemonetics Corp. (a)                                     369,403
                                                     14,000       HealthTronics, Inc. (a)                                   139,440
                                                      6,100       Hologic, Inc. (a)                                         352,275
                                                      6,000       IRIS International, Inc. (a)                              110,640
                                                      9,100       Illumina, Inc. (a)                                        116,571
                                                      1,200       IntraLase Corp. (a)                                        17,652
                                                     10,481       Intuitive Surgical, Inc. (a)                              768,152
                                                      7,051       Luminex Corp. (a)                                          70,792
                                                      2,900       Neurometrix, Inc. (a)                                      86,333
                                                      1,800       Quality Systems, Inc.                                     124,362
                                                      7,132       TriPath Imaging, Inc. (a)                                  50,352
                                                      4,361       Zoll Medical Corp. (a)                                    114,476
                                                                                                                      -------------
                                                                                                                          3,440,842
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Semi-Conductors/Components - 2.6%       11,800       AMIS Holdings, Inc. (a)                                   139,948
                                                      9,716       Actel Corp. (a)                                           140,493
                                                      3,700       Advanced Analogic Technologies, Inc. (a)                   41,403
                                                     34,000       Amkor Technology, Inc. (a)(e)                             148,920
                                                     96,000       Applied Micro Circuits Corp. (a)                          288,000
                                                    129,700       Atmel Corp. (a)                                           267,182
                                                     31,600       Cirrus Logic, Inc. (a)                                    239,844
                                                    144,500       Conexant Systems, Inc. (a)                                258,655
                                                     38,000       Cypress Semiconductor Corp. (a)                           571,900
                                                     10,983       DSP Group, Inc. (a)                                       281,824
                                                      4,050       Diodes, Inc. (a)                                          146,853
                                                      8,827       Exar Corp. (a)                                            123,755
                                                      3,173       Excel Technology, Inc. (a)                                 81,514
                                                     38,600       Fairchild Semiconductor International, Inc. (a)           573,596
                                                     10,200       Formfactor, Inc. (a)                                      232,764
                                                      9,900       Genesis Microchip, Inc. (a)                               217,305
                                                      5,893       IXYS Corp. (a)                                             62,230
                                                     57,030       Integrated Device Technology, Inc. (a)                    612,502
                                                     15,738       Integrated Silicon Solutions, Inc. (a)                    132,199
                                                     34,000       Lattice Semiconductor Corp. (a)                           145,520
                                                      2,700       Leadis Technology, Inc. (a)                                18,495

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     10,500       MIPS Technologies, Inc. (a)                         $      71,715
                                                     20,300       Micrel, Inc. (a)                                          227,969
                                                     19,490       Microsemi Corp. (a)                                       497,775
                                                     21,400       Microtune, Inc. (a)                                       133,322
                                                      2,900       Monolithic Power Systems, Inc. (a)                         24,621
                                                      4,400       Netlogic Microsystems, Inc. (a)                            94,996
                                                     44,700       ON Semiconductor Corp. (a)                                231,099
                                                     17,300       Omnivision Technologies, Inc. (a)(e)                      218,326
                                                      7,000       PLX Technology, Inc. (a)                                   58,380
                                                     61,400       PMC-Sierra, Inc. (a)                                      540,934
                                                     13,093       Pericom Semiconductor Corp. (a)                           115,742
                                                     13,964       Pixelworks, Inc. (a)                                       92,023
                                                      3,300       Portalplayer, Inc. (a)                                     90,519
                                                     59,000       RF Micro Devices, Inc. (a)                                333,350
                                                     32,100       Rambus, Inc. (a)(e)                                       388,410
                                                     12,800       Sigmatel, Inc. (a)                                        259,072
                                                     24,876       Silicon Image, Inc. (a)                                   221,148
                                                     12,600       Silicon Laboratories, Inc. (a)                            382,914
                                                     26,358       Silicon Storage Technology, Inc. (a)                      141,806
                                                     12,300       Sirf Technology Holdings, Inc. (a)                        370,599
                                                     50,533       Skyworks Solutions, Inc. (a)                              354,742
                                                     14,200       Tessera Technologies, Inc. (a)                            424,722
                                                     40,000       Transwitch Corp. (a)(e)                                    68,800
                                                     41,536       Triquint Semiconductor, Inc. (a)                          146,207
                                                      2,200       Virage Logic Corp. (a)                                     17,050
                                                     70,400       Vitesse Semiconductor Corp. (a)                           132,352
                                                      3,200       Volterra Semiconductor Corp. (a)                           39,264
                                                                                                                      -------------
                                                                                                                         10,402,759
-----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                        2,700       3D Systems Corp. (a)                                       60,021
                                                      2,100       American Science & Engineering, Inc. (a)                  137,739
                                                     10,323       Checkpoint Systems, Inc. (a)                              244,862
                                                     11,180       Coherent, Inc. (a)                                        327,350
                                                      4,652       Cubic Corp.                                                79,642
                                                      7,374       DRS Technologies, Inc.                                    363,981
                                                      6,926       EDO Corp.                                                 207,988
                                                      6,350       Herley Industries, Inc. (a)                               118,300
                                                     34,830       Identix, Inc. (a)                                         163,701
                                                      2,850       Innovative Solutions & Support, Inc. (a)                   44,260
                                                     10,484       Intermagnetics General Corp. (a)                          292,923
                                                      4,900       Ionatron, Inc. (a)(e)                                      49,392
                                                     25,900       Kemet Corp. (a)                                           217,042
                                                      3,100       Scansource, Inc. (a)                                      151,094
                                                      1,500       Sypris Solutions, Inc.                                     16,110
                                                                                                                      -------------
                                                                                                                          2,474,405
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                               8,900       Global Power Equipment Group, Inc. (a)                     63,457
                                                     19,226       Plug Power, Inc. (a)(e)                                   130,737
                                                                                                                      -------------
                                                                                                                            194,194
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                         166,800       Calpine Corp. (a)(e)                                      432,012
                                                      2,800       Crosstex Energy, Inc.                                     179,088
                                                      8,800       Evergreen Solar, Inc. (a)(e)                               82,104
                                                     12,026       FuelCell Energy, Inc. (a)(e)                              131,925
                                                      6,100       Holly Corp.                                               390,278
                                                     18,000       KFX, Inc. (a)(e)                                          308,160
                                                        200       Markwest Hydrocarbon, Inc.                                  5,000

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      5,458       Penn Virginia Corp.                                 $     314,981
                                                     13,600       Syntroleum Corp. (a)                                      198,016
                                                      9,136       Tetra Technologies, Inc. (a)                              285,226
                                                     11,397       Veritas DGC, Inc. (a)                                     417,358
                                                                                                                      -------------
                                                                                                                          2,744,148
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.4%             3,800       Clean Harbors, Inc. (a)                                   129,010
                                                     16,902       Dycom Industries, Inc. (a)                                341,758
                                                      2,000       Infrasource Services, Inc. (a)                             29,100
                                                      2,900       Layne Christensen Co. (a)                                  68,295
                                                     39,600       Quanta Services, Inc. (a)                                 505,296
                                                     12,877       URS Corp. (a)                                             520,102
                                                                                                                      -------------
                                                                                                                          1,593,561
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.2%                                  1,100       Carmike Cinemas, Inc.                                      25,234
                                                      5,040       Dover Motorsports, Inc.                                    34,474
                                                     12,155       Gaylord Entertainment Co. (a)                             579,186
                                                      3,472       Lodgenet Entertainment Corp. (a)                           51,143
                                                      9,615       Movie Gallery, Inc.                                        99,900
                                                      4,155       Speedway Motorsports, Inc.                                150,951
                                                                                                                      -------------
                                                                                                                            940,888
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.1%                                   35,300       Terra Industries, Inc. (a)(e)                             234,745
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                              4,500       Accredited Home Lenders Holding Co. (a)                   158,220
                                                      3,900       Asta Funding, Inc.                                        118,404
                                                        800       Delta Financial Corp.                                       5,840
                                                      2,300       International Securities Exchange, Inc. (a)                53,820
                                                      8,650       MortgageIT Holdings, Inc.                                 123,003
                                                      1,400       United PanAm Financial Corp. (a)                           34,958
                                                      7,700       World Acceptance Corp. (a)                                195,657
                                                                                                                      -------------
                                                                                                                            689,902
-----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                           21,600       Advance America, Cash Advance Centers, Inc.               286,200
                                                      2,450       Collegiate Funding Services LLC (a)                        36,284
                                                      5,000       Encore Capital Group, Inc. (a)                             89,200
                                                        200       QC Holdings, Inc. (a)                                       2,608
                                                                                                                      -------------
                                                                                                                            414,292
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services &                  8,000       Advent Software, Inc. (a)                                 215,520
Systems - 0.9%                                          995       CCC Information Services Group (a)                         25,999
                                                      7,189       CompuCredit Corp. (a)                                     319,335
                                                      8,000       Cybersource Corp. (a)                                      52,640
                                                      9,330       Digital Insight Corp. (a)                                 243,140
                                                     15,288       eFunds Corp. (a)                                          287,873
                                                      8,623       eSpeed, Inc. Class A (a)                                   65,362
                                                     15,900       Hypercom Corp. (a)                                        103,668
                                                      4,900       iPayment, Inc. (a)                                        185,416
                                                     21,600       Jack Henry & Associates, Inc.                             419,040
                                                      9,182       John H. Harland Co.                                       407,681
                                                     11,049       Kronos, Inc. (a)                                          493,227
                                                      8,364       NDCHealth Corp.                                           158,247
                                                     23,013       PRG-Schultz International, Inc. (a)                        69,269
                                                      1,200       TNS, Inc. (a)                                              29,100
                                                      6,100       TradeStation Group, Inc. (a)                               61,854
                                                     12,000       Wright Express Corp. (a)                                  259,080
                                                                                                                      -------------
                                                                                                                          3,396,451
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.2%                 4,100       Bankrate, Inc. (a)(e)                                     112,463
                                                      9,250       Factset Research Systems, Inc.                            325,970
                                                     44,100       Homestore, Inc. (a)                                       191,835

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,800       Morningstar, Inc. (a)                               $      57,600
                                                     24,022       S1 Corp. (a)                                               93,926
                                                        400       Value Line, Inc.                                           15,656
                                                                                                                      -------------
                                                                                                                            797,450
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                        5,200       ACE Cash Express, Inc. (a)                                101,452
                                                      7,700       Advanta Corp. Class B                                     217,371
                                                      1,400       Asset Acceptance Capital Corp. (a)                         41,958
                                                      9,419       Cash America International, Inc.                          195,444
                                                        400       Enstar Group, Inc. (a)                                     25,956
                                                      4,700       Federal Agricultural Mortgage Corp. Class B               114,398
                                                      4,167       Financial Federal Corp.                                   165,847
                                                      5,700       First Cash Financial Services, Inc. (a)                   150,024
                                                      7,800       Harris & Harris Group, Inc.                                86,580
                                                      4,799       LandAmerica Financial Group, Inc.                         310,255
                                                     17,300       Metris Cos., Inc. (a)                                     253,099
                                                     29,800       MoneyGram International, Inc.                             646,958
                                                      3,700       Portfolio Recovery Associates, Inc. (a)                   159,766
                                                      3,800       Sanders Morris Harris Group, Inc.                          62,130
                                                     13,936       Sotheby's Holdings Class A (a)                            233,010
                                                      4,692       Sterling Bancorp                                          105,617
                                                      5,122       Stewart Information Services Corp.                        262,246
                                                      1,033       Stifel Financial Corp. (a)                                 37,085
                                                      4,176       Triad Guaranty, Inc. (a)                                  163,783
                                                      2,291       WSFS Financial Corp.                                      134,917
                                                                                                                      -------------
                                                                                                                          3,467,896
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                                          2,134       American Italian Pasta Co. Class A                         22,748
                                                     13,700       Chiquita Brands International, Inc.                       382,915
                                                     16,584       Flowers Foods, Inc.                                       452,412
                                                        600       Green Mountain Coffee Roasters, Inc. (a)                   20,868
                                                     12,057       Hain Celestial Group, Inc. (a)                            233,906
                                                      2,300       J&J Snack Foods Corp.                                     132,940
                                                      2,300       John B. Sanfilippo & Son, Inc. (a)                         40,250
                                                     10,100       Lance, Inc.                                               176,346
                                                      3,100       M&F Worldwide Corp. (a)                                    48,205
                                                        963       Maui Land & Pineapple Co., Inc. (a)                        28,919
                                                     17,700       NBTY, Inc. (a)                                            415,950
                                                      5,100       Natures Sunshine Prods, Inc.                              118,524
                                                     12,900       Performance Food Group Co. (a)                            407,124
                                                      3,200       Premium Standard Farms, Inc.                               47,424
                                                      1,500       Provide Commerce, Inc. (a)                                 36,405
                                                      9,795       Ralcorp Holdings, Inc. (a)                                410,606
                                                      4,450       Sanderson Farms, Inc.                                     165,362
                                                        112       Seaboard Corp.                                            153,776
                                                     15,057       Sensient Technologies Corp.                               285,330
                                                      8,900       Spartan Stores, Inc. (a)                                   91,670
                                                      7,000       Tootsie Roll Industries, Inc.                             222,250
                                                                                                                      -------------
                                                                                                                          3,893,930
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.3%                                3,209       Deltic Timber Corp.                                       147,774
                                                     16,521       Longview Fibre Co.                                        321,994
                                                      8,397       Potlatch Corp.                                            437,652
                                                      5,634       Universal Forest Products, Inc.                           322,941
                                                                                                                      -------------
                                                                                                                          1,230,361
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                11,000       Ennis, Inc.                                         $     184,800
                                                      5,145       The Standard Register Co.                                  76,918
                                                                                                                      -------------
                                                                                                                            261,718
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                  15,700       Alderwoods Group, Inc. (a)                                257,166
                                                     31,824       Stewart Enterprises, Inc. Class A                         210,993
                                                                                                                      -------------
                                                                                                                            468,159
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                         11,800       Apogee Enterprises, Inc.                                  201,780
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                          66,300       Coeur d'Alene Mines Corp. (a)                             280,449
                                                      3,400       Royal Gold, Inc.                                           91,358
                                                                                                                      -------------
                                                                                                                            371,807
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.8%                        11,200       American Healthways, Inc. (a)                             474,880
                                                     37,826       Beverly Enterprises, Inc. (a)                             463,368
                                                      5,000       Genesis HealthCare Corp. (a)                              201,600
                                                      8,200       Kindred Healthcare, Inc. (a)                              244,360
                                                      7,250       LCA-Vision, Inc.                                          269,120
                                                      2,100       Medcath Corp. (a)                                          49,875
                                                      1,900       National Healthcare Corp.                                  66,500
                                                     17,400       PainCare Holdings, Inc. (a)(e)                             65,250
                                                      6,100       Psychiatric Solutions, Inc. (a)                           330,803
                                                      2,500       Radiation Therapy Services, Inc. (a)                       79,650
                                                      4,200       Res-Care, Inc. (a)                                         64,638
                                                      1,824       Specialty Laboratories, Inc. (a)                           24,132
                                                      4,637       Sunrise Senior Living, Inc. (a)                           309,473
                                                     15,050       United Surgical Partners International, Inc. (a)          588,606
                                                                                                                      -------------
                                                                                                                          3,232,255
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.6%                8,341       Allscripts Healthcare Solutions, Inc. (a)                 150,305
                                                     11,300       Amsurg Corp. (a)                                          309,168
                                                     14,300       Centene Corp. (a)                                         357,929
                                                      1,900       Computer Programs & Systems, Inc.                          65,626
                                                      1,957       Corvel Corp. (a)                                           46,890
                                                     14,431       Eclipsys Corp. (a)                                        257,449
                                                     17,097       Hooper Holmes, Inc.                                        67,191
                                                      5,000       Horizon Health Corp. (a)                                  135,850
                                                      4,600       Molina Healthcare, Inc. (a)                               114,954
                                                     22,900       OCA, Inc. (a)                                              34,350
                                                      7,200       Pediatrix Medical Group, Inc. (a)                         553,104
                                                      9,098       Per-Se Technologies, Inc. (a)                             187,965
                                                      9,900       Phase Forward, Inc. (a)                                   108,207
                                                      5,100       WellCare Health Plans, Inc. (a)                           188,955
                                                                                                                      -------------
                                                                                                                          2,577,943
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                           2,800       Adeza Biomedical Corp. (a)                                 48,748
                                                      2,500       Alliance Imaging, Inc. (a)                                 21,375
                                                      5,800       Allied Healthcare International, Inc. (a)                  32,770
                                                      3,700       Amedisys, Inc. (a)                                        144,300
                                                      6,800       America Retirement Corp. (a)                              128,044
                                                      1,100       American Dental Partners, Inc. (a)                         37,312
                                                     13,600       Apria Healthcare Group, Inc. (a)                          433,976
                                                      3,000       Bio-Reference Labs, Inc. (a)                               51,870
                                                      7,400       Bioscript, Inc. (a)                                        48,100
                                                      4,612       Gentiva Health Services, Inc. (a)                          83,569
                                                     10,725       Healthcare Services Group                                 206,456
                                                      7,927       IDX Systems Corp. (a)                                     342,288
                                                     10,800       Introgen Therapeutics, Inc. (a)(e)                         56,376
                                                      6,600       LabOne, Inc. (a)                                          287,100

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      7,600       Matria Healthcare, Inc. (a)                         $     286,900
                                                     10,300       Odyssey HealthCare, Inc. (a)                              174,791
                                                      3,900       Symbion, Inc. (a)                                         100,893
                                                      5,300       VistaCare, Inc. Class A (a)                                76,691
                                                      1,900       Vital Images, Inc. (a)                                     42,294
                                                                                                                      -------------
                                                                                                                          2,603,853
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.2%                                   2,600       Comstock Homebuilding Cos., Inc. Class A (a)               51,792
                                                      4,960       Levitt Corp. Class A                                      113,782
                                                      4,200       M/I Homes, Inc.                                           227,892
                                                        700       Orleans Homebuilders, Inc.                                 17,248
                                                      6,662       Technical Olympic USA, Inc.                               174,278
                                                        700       William Lyon Homes, Inc. (a)(e)                           108,640
                                                                                                                      -------------
                                                                                                                            693,632
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.0%                                    5,979       Marcus Corp.                                              119,819
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.4%                          4,600       American Woodmark Corp.                                   154,560
                                                      3,200       Bassett Furniture Industries, Inc.                         59,584
                                                     11,400       The Bombay Co., Inc. (a)                                   50,274
                                                      9,800       Ethan Allen Interiors, Inc.                               307,230
                                                     13,700       Furniture Brands International, Inc.                      247,011
                                                      5,036       Haverty Furniture Cos., Inc.                               61,590
                                                      1,700       Hooker Furniture Corp.                                     28,186
                                                     16,400       La-Z-Boy, Inc. (e)                                        216,316
                                                      6,488       Libbey, Inc.                                               98,618
                                                      2,300       Lifetime Brands, Inc.                                      61,732
                                                     10,800       Select Comfort Corp. (a)                                  215,784
                                                      6,000       Stanley Furniture Co., Inc.                               157,140
                                                                                                                      -------------
                                                                                                                          1,658,025
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 0.9%        9,112       Advanced Energy Industries, Inc. (a)                       98,045
                                                     12,967       Artesyn Technologies, Inc. (a)                            120,593
                                                     16,741       Asyst Technologies Inc. (a)                                78,013
                                                      1,100       Badger Meter, Inc.                                         43,274
                                                      7,594       C&D Technologies, Inc.                                     71,460
                                                     18,300       Crane Co.                                                 544,242
                                                      8,132       ESCO Technologies, Inc. (a)                               407,169
                                                      5,600       Fargo Electronics, Inc. (a)                                97,832
                                                      6,900       Flanders Corp. (a)                                         83,766
                                                     15,700       Flowserve Corp. (a)                                       570,695
                                                      1,875       The Gorman-Rupp Co.                                        45,094
                                                      8,726       Mine Safety Appliances Co.                                337,696
                                                     13,982       Paxar Corp. (a)                                           235,597
                                                      3,312       Robbins & Myers, Inc.                                      74,454
                                                      3,000       Sun Hydraulics, Inc.                                       72,900
                                                     10,627       Veeco Instruments, Inc. (a)                               170,457
                                                      5,696       Vicor Corp.                                                86,294
                                                      9,200       Viisage Technology, Inc. (a)                               38,180
                                                      7,636       Watts Water Technologies, Inc. Class A                    220,299
                                                      9,817       X-Rite, Inc.                                              121,731
                                                                                                                      -------------
                                                                                                                          3,517,791
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                               11,800       American Equity Investment Life Holding Co. (e)           133,930
                                                      6,700       Ceres Group, Inc. (a)                                      37,721
                                                      8,008       Citizens, Inc. (a)                                         51,411
                                                      9,970       Delphi Financial Group Class A                            466,596
                                                      2,680       Great American Financial Resources, Inc.                   53,600
                                                      1,142       Kansas City Life Insurance Co.                             58,242

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        662       National Western Life Insurance Co. Class A (a)     $     139,848
                                                     28,500       The Phoenix Cos., Inc.                                    347,700
                                                      6,093       Presidential Life Corp.                                   109,674
                                                     10,200       Universal American Financial Corp. (a)                    231,948
                                                                                                                      -------------
                                                                                                                          1,630,670
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 0.5%                          9,740       Alfa Corp.                                                162,463
                                                      3,186       CNA Surety Corp. (a)                                       45,305
                                                      7,009       Crawford & Co. Class B                                     54,880
                                                        300       EMC Insurance Group, Inc.                                   5,415
                                                      3,425       FBL Financial Group, Inc. Class A                         102,579
                                                      8,600       HealthExtras, Inc. (a)                                    183,868
                                                      9,206       Hilb Rogal & Hobbs Co.                                    343,568
                                                     16,468       Horace Mann Educators Corp.                               325,737
                                                      1,340       Independence Holding Co.                                   24,388
                                                      3,400       KMG America Corp. (a)                                      27,200
                                                      2,397       Pico Holdings, Inc. (a)                                    84,231
                                                     11,839       UICI                                                      426,204
                                                      4,637       Zenith National Insurance Corp.                           290,694
                                                                                                                      -------------
                                                                                                                          2,076,532
-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.3%                   8,700       21st Century Insurance Group                              138,765
                                                      5,450       Affirmative Insurance Holdings, Inc.                       79,352
                                                      1,071       American Physicians Capital, Inc. (a)                      52,618
                                                      9,066       Argonaut Group, Inc. (a)                                  244,873
                                                      4,532       Baldwin & Lyons, Inc. Class B                             113,436
                                                      3,400       Bristol West Holdings, Inc.                                62,050
                                                     35,130       Covanta Holding Corp. (a)                                 471,796
                                                      3,100       Direct General Corp.                                       61,163
                                                      2,533       Donegal Group, Inc. Class A                                54,966
                                                      4,600       FPIC Insurance Group, Inc. (a)                            165,554
                                                      3,700       First Acceptance Corp. (a)                                 37,407
                                                     20,600       Fremont General Corp.                                     449,698
                                                      5,662       Harleysville Group, Inc.                                  135,888
                                                      8,200       Infinity Property & Casualty Corp.                        287,738
                                                      2,258       The Midland Company                                        81,356
                                                      2,600       Navigators Group, Inc. (a)                                 97,032
                                                      2,000       Odyssey Re Holdings Corp.                                  51,080
                                                     21,915       Ohio Casualty Corp.                                       594,335
                                                      9,506       PMA Capital Corp. Class A (a)                              83,463
                                                      8,423       ProAssurance Corp. (a)                                    393,101
                                                      6,754       RLI Corp.                                                 312,440
                                                      5,100       Safety Insurance Group, Inc.                              181,509
                                                     10,154       Selective Insurance Group                                 496,531
                                                      3,312       State Auto Financial Corp.                                104,792
                                                      7,800       Tower Group, Inc.                                         117,936
                                                      4,100       United Fire & Casualty Co.                                184,951
                                                                                                                      -------------
                                                                                                                          5,053,830
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.6%               22,500       Apollo Investment Corp.                                   445,500
                                                      5,192       Ares Capital Corp.                                         84,518
                                                      5,400       Calamos Asset Management, Inc. Class A                    133,272
                                                        500       Capital Southwest Corp.                                    42,585
                                                      1,500       Cohen & Steers, Inc.                                       30,000
                                                      2,996       GAMCO Investors, Inc. Class A                             137,367
                                                     18,100       MCG Capital Corp.                                         305,347
                                                      2,923       NGP Capital Resources Co.                                  44,020

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      9,800       National Financial Partners Corp.                   $     442,372
                                                      2,100       Technology Investment Capital Corp.                        33,159
                                                     27,000       Waddell & Reed Financial, Inc. Class A                    522,720
                                                                                                                      -------------
                                                                                                                          2,220,860
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry Watches & Gemstones - 0.1%                   17,600       Fossil, Inc. (a)                                          320,144
                                                      4,600       Movado Group, Inc.                                         86,112
                                                                                                                      -------------
                                                                                                                            406,256
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.4%                                  27,300       Callaway Golf Co.                                         411,957
                                                      1,400       Escalade, Inc.                                             18,550
                                                     10,200       Great Wolf Resorts, Inc. (a)(e)                           105,468
                                                     13,100       K2, Inc. (a)                                              149,340
                                                      6,600       Life Time Fitness, Inc. (a)                               218,724
                                                      7,200       Lodgian, Inc. (a)                                          73,800
                                                     11,800       Majesco Entertainment Co. (a)(e)                           15,694
                                                     24,300       Six Flags, Inc. (a)(e)                                    174,717
                                                      2,100       Steinway Musical Instruments (a)                           55,335
                                                     10,178       Sturm Ruger & Co., Inc.                                    93,638
                                                      8,656       Vail Resorts, Inc. (a)                                    248,860
                                                      1,500       West Marine, Inc. (a)                                      22,170
                                                                                                                      -------------
                                                                                                                          1,588,253
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                 12,992       Lincoln Electric Holdings, Inc.                           511,885
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                        8,960       Applied Industrial Technologies, Inc.                     321,485
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.2%                       27,200       AGCO Corp. (a)                                            495,040
                                                        400       Alamo Group, Inc.                                           7,928
                                                      4,550       Gehl Co. (a)                                              126,808
                                                      5,513       Lindsay Manufacturing Co.                                 121,341
                                                                                                                      -------------
                                                                                                                            751,117
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction & Handling - 0.3%             7,200       ASV, Inc. (a)(e)                                          163,080
                                                      6,217       Astec Industries, Inc. (a)                                176,501
                                                      9,211       Manitowoc Co.                                             462,853
                                                      1,387       NACCO Industries, Inc. Class A                            158,742
                                                     10,324       Stewart & Stevenson Services                              246,227
                                                                                                                      -------------
                                                                                                                          1,207,403
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                            15,500       Briggs & Stratton Corp.                                   536,145
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%                8,200       Actuant Corp. Class A                                     383,760
                                                      6,300       EnPro Industries, Inc. (a)                                212,247
                                                      9,257       Gardner Denver, Inc. (a)                                  412,862
                                                      3,370       Kadant, Inc. (a)                                           67,602
                                                     10,703       Kennametal, Inc.                                          524,875
                                                      2,200       Middleby Corp. (a)                                        159,500
                                                      9,210       Nordson Corp.                                             350,256
                                                      6,028       Tecumseh Products Co. Class A                             129,723
                                                      2,637       Tennant Co.                                               108,064
                                                      2,993       Woodward Governor Co.                                     254,555
                                                                                                                      -------------
                                                                                                                          2,603,444
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment & Services - 1.5%       5,802       CARBO Ceramics, Inc.                                      382,874
                                                     11,237       Cal Dive International, Inc. (a)                          712,538
                                                      1,688       Dril-Quip, Inc. (a)                                        81,024
                                                     28,100       Global Industries Ltd. (a)                                414,194
                                                      3,717       Gulf Island Fabrication, Inc.                             106,864
                                                     28,943       Hanover Compressor Co. (a)                                401,150
                                                      3,000       Hornbeck Offshore Services, Inc. (a)                      109,890
                                                      6,649       Hydril Co. (a)                                            456,387
                                                     20,146       Input/Output, Inc. (a)(e)                                 160,765

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      3,600       Lufkin Industries, Inc.                             $     156,780
                                                     30,620       Newpark Resources (a)                                     257,820
                                                      7,004       Oceaneering International, Inc. (a)                       374,084
                                                     12,100       Oil States International, Inc. (a)                        439,351
                                                     30,281       Parker Drilling Co. (a)                                   280,705
                                                      4,800       RPC, Inc.                                                 123,648
                                                      4,892       SEACOR Holdings, Inc. (a)                                 355,061
                                                     24,505       Superior Energy Services (a)                              565,820
                                                      2,100       Superior Well Services, Inc. (a)                           48,510
                                                      5,626       Universal Compression Holdings, Inc. (a)                  223,746
                                                     10,557       W-H Energy Services, Inc. (a)                             342,258
                                                                                                                      -------------
                                                                                                                          5,993,469
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.5%                           5,100       Applied Films Corp. (a)                                   107,100
                                                      7,400       Bucyrus International, Inc.                               363,562
                                                      3,700       Cascade Corp.                                             180,190
                                                     11,587       Engineered Support Systems, Inc.                          475,530
                                                      9,561       Helix Technology Corp.                                    141,025
                                                     16,398       JLG Industries, Inc.                                      600,003
                                                      4,941       Semitool, Inc. (a)                                         39,281
                                                      4,900       TurboChef Technologies, Inc. (a)(e)                        76,391
                                                                                                                      -------------
                                                                                                                          1,983,082
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                          23,727       Champion Enterprises, Inc. (a)                            350,685
                                                      4,205       Palm Harbor Homes, Inc. (a)(e)                             81,703
                                                      1,501       Skyline Corp.                                              61,001
                                                                                                                      -------------
                                                                                                                            493,389
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                 16,759       Federal Signal Corp.                                      286,411
                                                      1,700       Freightcar America, Inc.                                   69,326
                                                      3,300       Reddy Ice Holdings, Inc.                                   67,683
                                                      3,931       Standex International Corp.                               103,503
                                                                                                                      -------------
                                                                                                                            526,923
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 2.8%        4,700       Abaxis, Inc. (a)                                           61,335
                                                      3,800       Abiomed, Inc. (a)                                          38,266
                                                      5,850       Advanced Neuromodulation Systems, Inc. (a)                277,641
                                                     16,200       Align Technology, Inc. (a)                                108,864
                                                     21,900       American Medical Systems Holdings, Inc. (a)               441,285
                                                      1,900       Angiodynamics, Inc. (a)                                    39,900
                                                      2,900       Animas Corp. (a)                                           45,530
                                                      5,808       Arrow International, Inc.                                 163,786
                                                      5,200       Bio-Rad Laboratories, Inc. Class A (a)                    285,948
                                                      4,549       Biosite, Inc. (a)                                         281,401
                                                      2,300       Cantel Medical Corp. (a)                                   48,392
                                                     13,300       Cepheid, Inc. (a)                                          98,287
                                                     11,228       Conmed Corp. (a)                                          313,037
                                                      2,500       Conor Medsystems, Inc. (a)                                 58,750
                                                      5,569       Cyberonics, Inc. (a)(e)                                   166,179
                                                      5,800       DJ Orthopedics, Inc. (a)                                  167,852
                                                        100       DexCom, Inc. (a)                                            1,162
                                                      7,100       Diagnostic Products Corp.                                 374,383
                                                      8,400       Encore Medical Corp. (a)                                   39,480
                                                      3,200       ev3, Inc. (a)                                              60,000
                                                      3,600       FoxHollow Technologies Inc. (a)(e)                        171,396
                                                      8,200       I-Flow Corp. (a)                                          112,422
                                                      5,750       ICU Medical, Inc. (a)                                     165,370
                                                     12,962       Immucor, Inc. (a)                                         355,677

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     11,022       Invacare Corp.                                      $     459,287
                                                      4,640       Inverness Medical Innovations, Inc. (a)                   123,099
                                                     10,100       Kyphon, Inc. (a)                                          443,794
                                                      2,678       Landauer, Inc.                                            131,222
                                                      7,400       Laserscope (a)(e)                                         208,532
                                                     10,700       Lifecell Corp. (a)                                        231,441
                                                      9,644       Mentor Corp.                                              530,516
                                                      3,100       Meridian Bioscience, Inc.                                  64,170
                                                     10,010       Merit Medical Systems, Inc. (a)                           177,577
                                                      7,137       Molecular Devices Corp. (a)                               149,092
                                                      7,000       NuVasive, Inc. (a)                                        131,180
                                                     17,459       OraSure Technologies, Inc. (a)                            164,638
                                                     12,598       Owens & Minor, Inc.                                       369,751
                                                     23,973       PSS World Medical, Inc. (a)                               319,800
                                                      6,500       Palomar Medical Technologies, Inc. (a)                    170,495
                                                      8,829       PolyMedica Corp.                                          308,485
                                                      4,500       Somanetics Corp. (a)                                      112,320
                                                      4,615       SonoSite, Inc. (a)                                        136,973
                                                      1,000       Stereotaxis, Inc. (a)                                       7,410
                                                     22,100       Steris Corp.                                              525,759
                                                      5,783       SurModics, Inc. (a)                                       223,744
                                                     12,500       Sybron Dental Specialties, Inc. (a)                       519,750
                                                      2,500       Symmetry Medical, Inc. (a)                                 59,250
                                                     10,700       ThermoGenesis Corp. (a)                                    56,603
                                                     14,447       Thoratec Corp. (a)                                        256,579
                                                     11,160       Ventana Medical Systems (a)                               424,861
                                                      9,300       Viasys Healthcare, Inc. (a)                               232,407
                                                      1,624       Vital Signs, Inc.                                          74,850
                                                      8,676       West Pharmaceutical Services, Inc.                        257,417
                                                      7,100       Wright Medical Group, Inc. (a)                            175,228
                                                        600       Young Innovations, Inc.                                    22,716
                                                                                                                      -------------
                                                                                                                         10,945,289
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                              21,000       AMICAS, Inc. (a)                                          113,400
                                                      5,100       America Service Group, Inc. (a)                            84,609
                                                     10,100       Magellan Health Services, Inc. (a)                        355,015
                                                      3,471       Option Care, Inc.                                          50,815
                                                     10,497       Parexel International Corp. (a)                           210,885
                                                      6,095       RehabCare Group, Inc. (a)                                 125,069
                                                      5,700       US Physical Therapy, Inc. (a)                             103,512
                                                                                                                      -------------
                                                                                                                          1,043,305
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.2%                              3,500       CIRCOR International, Inc.                                 96,075
                                                     19,556       Commercial Metals Co.                                     659,819
                                                        100       Dynamic Materials Corp.                                     4,370
                                                      3,000       Earle M. Jorgensen Holding Company, Inc. (a)               28,590
                                                      4,750       Encore Wire Corp. (a)                                      77,235
                                                      9,426       Kaydon Corp.                                              267,793
                                                      8,858       Lone Star Technologies (a)                                492,416
                                                     13,163       Maverick Tube Corp. (a)                                   394,890
                                                      7,000       Metals USA, Inc. (a)                                      143,220
                                                      5,565       NN, Inc.                                                   66,724
                                                      6,855       NS Group, Inc. (a)                                        269,059
                                                      8,207       Quanex Corp.                                              543,468
                                                      2,800       RBC Bearings, Inc. (a)                                     44,660
                                                      8,213       RTI International Metals, Inc. (a)                        323,182

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     10,147       Reliance Steel & Aluminum Co.                       $     537,081
                                                      6,693       Ryerson Tull, Inc.                                        142,561
                                                     22,600       The Shaw Group, Inc. (a)                                  557,316
                                                      4,158       Valmont Industries, Inc.                                  122,079
                                                                                                                      -------------
                                                                                                                          4,770,538
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%                1,600       AM Castle & Co. (a)                                        28,000
                                                      6,473       AMCOL International Corp.                                 123,440
                                                      5,511       Brush Engineered Materials, Inc. (a)                       87,515
                                                      5,745       Chaparral Steel Co. (a)                                   144,889
                                                      5,020       Charles & Colvard Ltd. (e)                                125,299
                                                      7,418       Cleveland-Cliffs, Inc.                                    646,182
                                                      5,000       Compass Minerals International, Inc.                      115,000
                                                     30,244       GrafTech International Ltd. (a)                           164,225
                                                     41,600       Hecla Mining Co. (a)                                      182,208
                                                      7,353       Minerals Technologies, Inc.                               420,665
                                                     12,064       Stillwater Mining Co. (a)                                 110,386
                                                      3,000       Titanium Metals Corp. (a)                                 118,680
                                                                                                                      -------------
                                                                                                                          2,266,489
-----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.1%             23,978       Corn Products International, Inc.                         483,636
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Commodities - 0.2%          6,950       Ceradyne, Inc. (a)                                        254,926
                                                      9,779       Symyx Technologies (a)                                    255,427
                                                      6,289       WD-40 Co.                                                 166,721
                                                                                                                      -------------
                                                                                                                            677,074
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.2%           8,838       Insituform Technologies, Inc. Class A (a)                 152,809
                                                      7,700       Metal Management, Inc.                                    195,195
                                                      5,455       Rogers Corp. (a)                                          211,109
                                                     27,259       USEC, Inc.                                                304,210
                                                                                                                      -------------
                                                                                                                            863,323
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%               20,300       BE Aerospace, Inc. (a)                                    336,371
                                                     11,900       Blount International, Inc. (a)                            209,916
                                                                                                                      -------------
                                                                                                                            546,287
-----------------------------------------------------------------------------------------------------------------------------------
Multi - Sector Companies - 0.5%                      16,071       GenCorp, Inc. (a)                                         299,724
                                                      7,294       Kaman Corp. Class A                                       149,162
                                                      6,699       Lancaster Colony Corp.                                    288,057
                                                      4,700       Raven Industries, Inc.                                    137,475
                                                      1,465       Sequa Corp. Class A (a)                                    86,435
                                                     11,650       Trinity Industries, Inc.                                  471,709
                                                        300       United Capital Corp. (a)                                    7,038
                                                     12,202       Walter Industries, Inc.                                   596,922
                                                                                                                      -------------
                                                                                                                          2,036,522
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.1%          5,124       Imagistics International, Inc. (a)                        214,439
                                                      7,174       Kimball International, Inc. Class B                        86,734
                                                      3,300       Knoll, Inc.                                                60,555
                                                     10,640       Presstek, Inc. (a)                                        138,107
                                                                                                                      -------------
                                                                                                                            499,835
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.1%                              3,427       Atwood Oceanics, Inc. (a)                                 288,588
                                                      1,900       Bois d'Arc Energy, Inc. (a)                                32,699
                                                                                                                      -------------
                                                                                                                            321,287
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 3.2%                           7,000       ATP Oil & Gas Corp. (a)                                   229,880
                                                      4,200       Atlas America, Inc. (a)                                   205,170
                                                      4,901       Berry Petroleum Co. Class A                               326,848
                                                      3,900       Bill Barrett Corp. (a)                                    143,598
                                                     12,400       Brigham Exploration Co. (a)                               159,340

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     16,511       Cabot Oil & Gas Corp. Class A                       $     833,971
                                                      6,100       Callon Petroleum Co. (a)                                  127,673
                                                      4,700       Carrizo Oil & Gas, Inc. (a)                               137,710
                                                     15,700       Cheniere Energy, Inc. (a)                                 649,352
                                                     25,293       Cimarex Energy Co. (a)                                  1,146,532
                                                      2,800       Clayton Williams Energy, Inc. (a)                         120,960
                                                     13,257       Comstock Resources, Inc. (a)                              434,962
                                                      3,400       Edge Petroleum Corp. (a)                                   89,726
                                                     17,000       Encore Acquisition Co. (a)                                660,450
                                                     11,000       Endeavour International Corp. (a)                          55,000
                                                      8,900       Energy Partners Ltd. (a)                                  277,858
                                                     12,400       FX Energy, Inc. (a)(e)                                    148,428
                                                     16,330       Frontier Oil Corp.                                        724,235
                                                     13,500       Gasco Energy, Inc. (a)                                     89,775
                                                      4,300       Goodrich Petroleum Corp. (a)                              100,921
                                                     66,343       Grey Wolf, Inc. (a)                                       559,271
                                                     13,800       Harvest Natural Resources, Inc. (a)                       148,074
                                                      8,183       Houston Exploration Co. (a)                               550,307
                                                      7,400       McMoRan Exploration Co. (a)(e)                            143,856
                                                     25,911       Meridian Resource Corp. (a)                               108,049
                                                     12,400       Parallel Petroleum Corp. (a)                              173,600
                                                     17,042       PetroHawk Energy Corp. (a)                                245,575
                                                      6,000       Petroleum Development Corp. (a)                           230,040
                                                      8,600       Petroquest Energy, Inc. (a)                                89,784
                                                      4,000       Pioneer Drilling Co. (a)                                   78,080
                                                      8,220       Remington Oil & Gas Corp. (a)                             341,130
                                                      6,849       Resource America, Inc. Class A                            121,433
                                                      7,087       Spinnaker Exploration Co. (a)                             458,458
                                                     18,352       St. Mary Land & Exploration Co.                           671,683
                                                      6,578       Stone Energy Corp. (a)                                    401,521
                                                      8,917       Swift Energy Co. (a)                                      407,953
                                                     13,500       Todco Class A                                             563,085
                                                      5,500       Toreador Resources Corp. (a)(e)                           194,700
                                                      5,100       Tri-Valley Corp. (a)(e)                                    50,745
                                                      3,800       W&T Offshore, Inc.                                        123,234
                                                      5,400       Warren Resources, Inc. (a)                                 90,450
                                                      9,200       Whiting Petroleum Corp. (a)                               403,328
                                                                                                                      -------------
                                                                                                                         12,816,745
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.3%                       3,500       Alon USA Energy, Inc. (a)                                  84,525
                                                     11,800       Delta Petroleum Corp. (a)                                 244,850
                                                      3,600       Giant Industries, Inc. (a)                                210,744
                                                     15,200       KCS Energy, Inc. (a)                                      418,456
                                                      1,400       Tipperary Corp. (a)                                        10,318
                                                                                                                      -------------
                                                                                                                            968,893
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.1%                             13,676       Ferro Corp.                                               250,544
                                                      7,140       H.B. Fuller Co.                                           221,911
                                                      1,793       Kronos Worldwide, Inc.                                     56,910
                                                                                                                      -------------
                                                                                                                            529,365
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.5%                                          8,426       Albany International Corp. Class A                        310,667
                                                     15,500       Bowater, Inc.                                             438,185
                                                      7,398       Buckeye Technologies, Inc. (a)                             60,072
                                                     10,974       Caraustar Industries, Inc. (a)                            120,495
                                                      5,092       Chesapeake Corp.                                           93,642
                                                     14,000       Mercer International, Inc.-Sbi (a)                        115,780

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      3,300       Neenah Paper, Inc.                                  $      96,690
                                                     16,901       P.H. Glatfelter Co.                                       238,135
                                                      7,580       Rock-Tenn Co. Class A                                     114,458
                                                     14,642       Wausau Paper Corp.                                        183,171
                                                      1,900       Xerium Technologies, Inc.                                  21,812
                                                                                                                      -------------
                                                                                                                          1,793,107
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                      12,654       Spartech Corp.                                            247,259
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                     5,400       American Ecology Corp.                                    105,948
Services - 0.2%                                      16,300       Darling International, Inc. (a)                            57,539
                                                      4,100       Duratek, Inc. (a)                                          74,948
                                                     13,746       Headwaters, Inc. (a)                                      514,100
                                                     11,500       Phoenix Technologies Ltd. (a)                              86,595
                                                                                                                      -------------
                                                                                                                            839,130
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                   9,451       Regal-Beloit Corp.                                        306,590
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.1%                   13,982       Bowne & Co., Inc.                                         199,803
                                                     13,600       Cenveo, Inc. (a)                                          141,032
                                                      2,400       Schawk, Inc.                                               47,976
                                                      4,400       TRM Corp. (a)                                              66,836
                                                                                                                      -------------
                                                                                                                            455,647
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.4%                4,400       ADE Corp. (a)                                              98,912
                                                     13,557       ATMI, Inc. (a)                                            420,267
                                                      8,100       August Technology Corp. (a)                                86,427
                                                     31,300       Axcelis Technologies, Inc. (a)                            163,386
                                                     14,688       Brooks Automation, Inc. (a)                               195,791
                                                     14,556       Cognex Corp.                                              437,699
                                                     25,868       Credence Systems Corp. (a)                                206,427
                                                     11,400       Cymer, Inc. (a)                                           357,048
                                                      7,531       Dionex Corp. (a)                                          408,557
                                                     11,261       Electro Scientific Industries, Inc. (a)                   251,796
                                                     17,200       Emcore Corp. (a)                                          105,264
                                                     36,399       Entegris, Inc. (a)                                        411,309
                                                      7,490       Esterline Technologies Corp. (a)                          283,796
                                                      7,155       FEI Co. (a)                                               137,734
                                                      4,300       Intevac, Inc. (a)                                          44,333
                                                     18,356       Kulicke & Soffa Industries, Inc. (a)                      133,081
                                                     22,903       LTX Corp. (a)                                              96,651
                                                      6,800       MTS Systems Corp.                                         256,836
                                                     11,099       Mattson Technology, Inc. (a)                               83,353
                                                      6,062       Photon Dynamics, Inc. (a)                                 116,087
                                                     12,679       Photronics, Inc. (a)                                      245,973
                                                      4,500       Rofin-Sinar Technologies, Inc. (a)                        170,955
                                                      4,273       Rudolph Technologies, Inc. (a)                             57,557
                                                      5,390       Ultratech, Inc. (a)                                        84,030
                                                     11,042       Varian Semiconductor Equipment Associates, Inc. (a)       467,850
                                                                                                                      -------------
                                                                                                                          5,321,119
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.5%                      8,994       Banta Corp.                                               457,705
                                                      4,500       Consolidated Graphics, Inc. (a)                           193,725
                                                      1,950       Courier Corp.                                              72,930
                                                      5,582       Martha Stewart Living Omnimedia, Inc. Class A (a)(e)      139,662
                                                      5,407       Playboy Enterprises, Inc. Class B (a)                      76,239
                                                     44,200       Primedia, Inc. (a)                                        180,778

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     31,100       The Reader's Digest Association, Inc. Class A       $     496,667
                                                      8,760       Scholastic Corp. (a)                                      323,770
                                                      6,200       Thomas Nelson, Inc.                                       116,312
                                                                                                                      -------------
                                                                                                                          2,057,788
-----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                        23,929       Hollinger International, Inc. Class A                     234,504
                                                      4,800       Journal Communications, Inc. Class A                       71,520
                                                     12,233       Journal Register Co.                                      197,930
                                                      5,700       Media General, Inc. Class A                               330,657
                                                                                                                      -------------
                                                                                                                            834,611
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.8%                        1,633       Beasley Broadcasting Group, Inc. Class A (a)               22,944
                                                     17,900       Citadel Broadcasting Corp.                                245,767
                                                     10,200       Cox Radio, Inc. Class A (a)                               155,040
                                                     20,200       Cumulus Media, Inc. Class A (a)                           252,298
                                                      7,900       Emmis Communications Corp. Class A (a)                    174,511
                                                     10,900       Entercom Communications Corp. (a)                         344,331
                                                      1,500       Fisher Communications, Inc. (a)                            69,840
                                                     13,000       Gray Television, Inc.                                     137,670
                                                      5,054       Liberty Corp.                                             236,982
                                                     11,800       Lin TV Corp. Class A (a)                                  164,610
                                                      5,300       Outdoor Channel Holdings, Inc. (a)                         78,228
                                                     30,600       Radio One, Inc. Class D (a)(e)                            402,390
                                                     10,171       Regent Communications, Inc. (a)                            53,499
                                                      5,033       Saga Communications, Inc. Class A (a)                      66,939
                                                      2,883       Salem Communications Corp. Class A (a)                     53,163
                                                     18,664       Sinclair Broadcast Group, Inc. Class A                    165,550
                                                     14,684       Spanish Broadcasting System Class A (a)                   105,431
                                                      2,800       WPT Enterprises, Inc. (a)                                  24,696
                                                     10,596       World Wrestling Entertainment, Inc.                       137,748
                                                      3,900       WorldSpace, Inc. Class A (a)                               54,951
                                                                                                                      -------------
                                                                                                                          2,946,588
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                             2,800       Greenbrier Cos., Inc.                                      93,072
                                                     16,939       Westinghouse Air Brake Technologies Corp.                 462,096
                                                                                                                      -------------
                                                                                                                            555,168
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.4%                                     11,481       Florida East Coast Industries, Inc.                       519,974
                                                      6,050       Genesee & Wyoming, Inc. Class A (a)                       191,785
                                                     26,076       Kansas City Southern (a)                                  607,832
                                                     10,302       RailAmerica, Inc. (a)                                     122,594
                                                                                                                      -------------
                                                                                                                          1,442,185
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                                    1,500       Avatar Holdings, Inc. (a)(e)                               88,860
                                                      5,700       Bluegreen Corp. (a)                                       100,605
                                                      3,700       California Coastal Communities, Inc. (a)                  130,314
                                                      1,700       Consolidated-Tomoka Land Co.                              115,600
                                                     10,600       DiamondRock Hospitality Co.                               124,550
                                                      3,400       First Potomac Realty Trust                                 87,380
                                                      4,100       Housevalues, Inc. (a)(e)                                   58,630
                                                      4,000       JER Investors Trust, Inc.                                  72,240
                                                      2,600       NorthStar Realty Finance Corp.                             24,414
                                                      8,200       Sunterra Corp. (a)                                        107,666
                                                      1,975       Tarragon Corp. (a)                                         36,656
                                                      2,215       Tejon Ranch Co. (a)                                       104,105
                                                     10,000       Trammell Crow Co. (a)                                     246,800
                                                     10,400       WCI Communities, Inc. (a)                                 295,048
                                                                                                                      -------------
                                                                                                                          1,592,868
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) - 6.1%           7,740       AMLI Residential Properties Trust                   $     248,222
                                                     12,300       Aames Investment Corp.                                     77,244
                                                     10,301       Acadia Realty Trust                                       185,315
                                                      2,300       Affordable Residential Communities                         23,253
                                                      1,100       Agree Realty Corp.                                         31,075
                                                        567       Alexander's, Inc. (a)                                     153,090
                                                      7,356       Alexandria Real Estate Equities, Inc.                     608,268
                                                      6,450       American Campus Communities, Inc.                         154,929
                                                     11,097       American Home Mortgage Investment Corp.                   336,239
                                                     16,300       Anthracite Capital, Inc.                                  188,754
                                                     14,300       Anworth Mortgage Asset Corp.                              118,261
                                                      5,900       Arbor Realty Trust, Inc.                                  165,790
                                                     15,000       Ashford Hospitality Trust, Inc.                           161,400
                                                      5,899       Bedford Property Investors                                140,632
                                                      3,800       Bimini Mortgage Management, Inc. Class A                   42,940
                                                     13,950       BioMed Realty Trust, Inc.                                 345,960
                                                      9,100       Boykin Lodging Co. (a)                                    113,022
                                                     19,547       Brandywine Realty Trust                                   607,716
                                                     11,350       Capital Automotive REIT                                   439,359
                                                     10,400       Capital Lease Funding, Inc.                               107,640
                                                      2,500       Capital Trust, Inc.                                        80,400
                                                      3,200       Cedar Shopping Centers, Inc. (e)                           46,304
                                                     11,084       Colonial Properties Trust                                 493,016
                                                     15,675       Commercial Net Lease Realty                               313,500
                                                     10,800       Corporate Office Properties Trust                         377,460
                                                      3,300       Correctional Properties Trust                              97,053
                                                     11,700       Cousins Properties, Inc.                                  353,574
                                                      3,900       Criimi MAE, Inc. (a)                                       67,119
                                                      8,200       Deerfield Triarc Capital Corp.                            113,652
                                                        300       Digital Realty Trust, Inc.                                  5,400
                                                     17,100       ECC Capital Corp.                                          55,746
                                                      7,427       Eastgroup Properties                                      324,931
                                                      6,000       Education Realty Trust, Inc.                              100,200
                                                      9,380       Entertainment Properties Trust                            418,629
                                                     16,140       Equity Inns, Inc.                                         217,890
                                                      6,194       Equity Lifestyle Properties, Inc.                         278,730
                                                     10,700       Equity One, Inc.                                          248,775
                                                      7,150       Extra Space Storage, Inc.                                 109,967
                                                     15,570       FelCor Lodging Trust, Inc. (a)                            235,886
                                                     19,700       Fieldstone Investment Corp.                               229,702
                                                     12,000       First Industrial Realty Trust, Inc.                       480,600
                                                      9,100       GMH Communities Trust                                     133,497
                                                      9,382       Gables Residential Trust                                  409,524
                                                      5,200       Getty Realty Corp.                                        149,656
                                                      7,039       Glenborough Realty Trust, Inc.                            135,149
                                                     13,556       Glimcher Realty Trust                                     331,715
                                                     10,100       Government Properties Trust, Inc.                          98,980
                                                      2,550       Gramercy Capital Corp.                                     61,098
                                                      8,200       Heritage Property Investment Trust                        287,000
                                                      9,800       Hersha Hospitality Trust                                   97,314
                                                      9,700       Highland Hospitality Corp.                                 99,522
                                                     15,500       Highwoods Properties, Inc.                                457,405
                                                      8,420       Home Properties, Inc.                                     330,485
                                                     13,000       HomeBanc Corp.                                            100,360

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     22,000       IMPAC Mortgage Holdings, Inc.                       $     269,720
                                                     24,900       Inland Real Estate Corp.                                  389,934
                                                     12,792       Innkeepers USA Trust                                      197,636
                                                     13,700       Investors Real Estate Trust                               130,150
                                                     10,178       Kilroy Realty Corp.                                       570,273
                                                      2,000       Kite Realty Group Trust                                    29,840
                                                      5,200       LTC Properties, Inc.                                      110,240
                                                     65,000       La Quinta Corp. (a)                                       564,850
                                                      9,020       LaSalle Hotel Properties                                  310,739
                                                     18,842       Lexington Corporate Properties Trust                      443,729
                                                     17,400       Luminent Mortgage Capital, Inc.                           131,370
                                                     26,100       MFA Mortgage Investments, Inc.                            159,993
                                                     12,900       Maguire Properties, Inc.                                  387,645
                                                      4,200       Medical Properties Trust, Inc.                             41,160
                                                     24,658       Meristar Hospitality Corp. (a)                            225,128
                                                      7,229       Mid-America Apartment Communities, Inc.                   336,221
                                                      6,929       National Health Investors, Inc.                           191,310
                                                        200       National Health Realty, Inc.                                3,882
                                                     21,359       Nationwide Health Properties, Inc.                        497,665
                                                     15,900       Newcastle Investment Corp.                                443,610
                                                      6,500       Novastar Financial, Inc. (e)                              214,435
                                                     15,600       Omega Healthcare Investors, Inc.                          217,152
                                                      4,900       One Liberty Properties, Inc.                               97,559
                                                      5,200       Origen Financial, Inc.                                     39,364
                                                      4,608       PS Business Parks, Inc.                                   211,046
                                                      3,104       Parkway Properties, Inc.                                  145,640
                                                     11,532       Pennsylvania Real Estate Investment Trust                 486,420
                                                     14,086       Post Properties, Inc.                                     524,704
                                                     12,750       Prentiss Properties Trust                                 517,650
                                                      8,800       RAIT Investment Trust                                     250,800
                                                      4,300       Ramco-Gershenson Properties Trust                         125,517
                                                      5,895       Redwood Trust, Inc.                                       286,556
                                                      4,122       Saul Centers, Inc.                                        148,351
                                                     14,600       Saxon Capital Inc.                                        173,010
                                                     21,914       Senior Housing Properties Trust                           416,366
                                                      2,800       Sizeler Property Investors, Inc.                           33,992
                                                      4,604       Sovran Self Storage, Inc.                                 225,366
                                                     20,300       Spirit Finance Corp.                                      228,375
                                                     15,100       Strategic Hotel Capital, Inc.                             275,726
                                                      6,843       Sun Communities, Inc.                                     224,177
                                                      5,900       Sunstone Hotel Investors, Inc.                            143,901
                                                      9,622       Tanger Factory Outlet Centers, Inc.                       267,588
                                                     17,808       Taubman Centers, Inc.                                     564,514
                                                      6,563       The Town & Country Trust                                  190,458
                                                     17,300       Trustreet Properties, Inc.                                270,745
                                                      8,400       U-Store-It Trust                                          170,268
                                                      4,527       Universal Health Realty Income Trust                      150,523
                                                      6,000       Urstadt Biddle Properties, Inc. Class A                    90,960
                                                     12,965       Washington Real Estate Investment Trust                   403,341
                                                      7,055       Winston Hotels, Inc.                                       70,550
                                                                                                                      -------------
                                                                                                                         24,189,497
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.3%                  6,143       Arctic Cat, Inc.                                          126,177
                                                      4,207       Coachmen Industries, Inc.                                  48,338
                                                     14,599       Fleetwood Enterprises, Inc. (a)                           179,568

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2,175       Marine Products Corp.                               $      23,990
                                                      8,824       Monaco Coach Corp.                                        130,066
                                                     11,484       Thor Industries, Inc.                                     390,456
                                                      8,990       Winnebago Industries, Inc.                                260,440
                                                                                                                      -------------
                                                                                                                          1,159,035
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Commercial - 0.3%          3,753       Electro Rent Corp. (a)                                     47,213
                                                     13,100       GATX Corp.                                                518,105
                                                        900       Interpool, Inc.                                            16,425
                                                      1,900       Marlin Business Services, Inc. (a)                         43,776
                                                      4,910       McGrath RentCorp                                          139,100
                                                     18,900       United Rentals, Inc. (a)                                  372,519
                                                                                                                      -------------
                                                                                                                          1,137,138
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services: Consumer - 0.3%           11,593       Aaron Rents, Inc.                                         245,192
                                                      4,000       Amerco, Inc. (a)                                          232,760
                                                      8,195       Dollar Thrifty Automotive Group (a)                       275,926
                                                      7,878       Rent-Way, Inc. (a)                                         54,122
                                                      9,458       WESCO International, Inc. (a)                             320,342
                                                                                                                      -------------
                                                                                                                          1,128,342
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.3%                                   10,200       AFC Enterprises (a)                                       117,708
                                                      3,300       BJ's Restaurants, Inc. (a)                                 67,419
                                                     13,480       Bob Evans Farms, Inc.                                     306,131
                                                      3,325       Buffalo Wild Wings, Inc. (a)                               88,112
                                                     10,050       CEC Entertainment, Inc. (a)                               319,188
                                                     17,700       CKE Restaurants, Inc.                                     233,286
                                                      7,600       California Pizza Kitchen, Inc. (a)                        222,224
                                                      2,200       Dave & Buster's, Inc. (a)                                  29,370
                                                     26,700       Denny's Corp. (a)                                         109,737
                                                      8,850       Domino's Pizza, Inc.                                      206,382
                                                      6,348       IHOP Corp.                                                258,618
                                                     11,818       Jack in the Box, Inc. (a)                                 353,476
                                                     16,200       Krispy Kreme Doughnuts, Inc. (a)(e)                       101,412
                                                      3,096       Landry's Restaurants, Inc.                                 90,713
                                                      7,554       Lone Star Steakhouse & Saloon, Inc.                       196,404
                                                      9,200       Luby's, Inc. (a)                                          120,152
                                                        400       McCormick & Schmick's Seafood Restaurants, Inc. (a)         8,448
                                                      9,884       O'Charleys, Inc. (a)                                      141,440
                                                      6,908       PF Chang's China Bistro, Inc. (a)                         309,686
                                                      2,248       Papa John's International, Inc. (a)                       112,670
                                                     12,977       Rare Hospitality International, Inc. (a)                  333,509
                                                      3,600       Red Robin Gourmet Burgers, Inc. (a)                       165,024
                                                     20,100       Ruby Tuesday, Inc. (a)                                    437,376
                                                      4,300       Ruth's Chris Steak House, Inc.                             79,034
                                                     15,000       Ryan's Restaurant Group, Inc. (a)                         175,050
                                                      7,028       The Steak n Shake Co. (a)                                 127,558
                                                     11,600       Texas Roadhouse, Inc. Class A (a)                         172,840
                                                     11,550       Triarc Cos.                                               176,369
                                                                                                                      -------------
                                                                                                                          5,059,336
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 4.1%                                         1,700       1-800 Contacts, Inc. (a)                                   31,875
                                                     11,224       1-800-FLOWERS.COM, Inc. Class A (a)                        78,680
                                                     12,700       99 Cents Only Stores (a)                                  117,475
                                                      6,300       AC Moore Arts & Crafts, Inc. (a)                          120,834
                                                     16,850       Aeropostale, Inc. (a)                                     358,062
                                                      4,950       America's Car Mart, Inc. (a)                               88,803
                                                      2,600       Asbury Automotive Group, Inc. (a)                          44,278

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      5,600       Big 5 Sporting Goods Corp.                          $     133,616
                                                     40,000       Big Lots, Inc. (a)                                        439,600
                                                        846       Blair Corp. (e)                                            31,209
                                                     52,600       Blockbuster, Inc. Class A (e)                             249,850
                                                      3,900       Blue Nile, Inc. (a)(e)                                    123,396
                                                      3,600       The Bon-Ton Stores, Inc.                                   69,912
                                                      6,650       Brookstone, Inc. (a)                                      132,601
                                                      5,979       Brown Shoe Co., Inc.                                      197,307
                                                      1,449       The Buckle, Inc.                                           49,223
                                                      4,000       Build-A-Bear Workshop, Inc. (a)(e)                         89,200
                                                      5,492       Burlington Coat Factory Warehouse Corp.                   208,916
                                                     16,934       CSK Auto Corp. (a)                                        251,978
                                                      8,100       Cabela's, Inc. Class A (a)(e)                             148,797
                                                      5,050       Cache, Inc. (a)                                            76,911
                                                      9,800       Casual Male Retail Group, Inc. (a)(e)                      67,424
                                                      9,595       The Cato Corp. Class A                                    191,228
                                                      4,700       Central Garden and Pet Co. (a)                            212,675
                                                      2,100       Charlotte Russe Holding, Inc. (a)                          27,972
                                                     41,740       Charming Shoppes, Inc. (a)                                445,366
                                                      6,085       The Children's Place Retail Stores, Inc. (a)              216,869
                                                     12,128       Christopher & Banks Corp.                                 168,215
                                                     11,545       Coldwater Creek, Inc. (a)                                 291,165
                                                        600       Conn's, Inc. (a)                                           16,632
                                                      4,576       Cost Plus, Inc. (a)                                        83,054
                                                        500       DEB Shops, Inc.                                            10,870
                                                      3,800       DSW, Inc. Class A (a)                                      80,560
                                                      6,400       Design Within Reach, Inc. (a)                              57,792
                                                      8,645       Dress Barn, Inc. (a)                                      196,760
                                                     15,800       drugstore.com (a)                                          58,460
                                                      3,931       Electronics Boutique Holdings Corp. (a)                   247,024
                                                      4,000       FTD Group, Inc. (a)                                        41,400
                                                     15,435       Fred's, Inc.                                              193,092
                                                      9,100       GSI Commerce, Inc. (a)                                    181,090
                                                     14,400       GameStop Corp. Class B (a)                                408,816
                                                         16       Gander Mountain Co. (a)                                       144
                                                      7,038       Genesco, Inc. (a)                                         262,095
                                                      7,800       Global Imaging Systems, Inc. (a)                          265,590
                                                      5,600       Goody's Family Clothing, Inc.                              42,392
                                                      5,532       Group 1 Automotive, Inc. (a)                              152,683
                                                      7,239       Guitar Center, Inc. (a)                                   399,665
                                                     12,358       Gymboree Corp. (a)                                        168,563
                                                     11,681       HOT Topic, Inc. (a)                                       179,420
                                                      5,761       Handleman Co.                                              72,761
                                                     12,375       Hibbett Sporting Goods, Inc. (a)                          275,344
                                                     17,898       Insight Enterprises, Inc. (a)                             332,903
                                                      8,262       The J. Jill Group, Inc. (a)                               130,705
                                                      6,905       Jo-Ann Stores, Inc. (a)                                   119,456
                                                      3,287       Jos. A. Bank Clothiers, Inc. (a)                          142,064
                                                      1,647       Lawson Products, Inc. (e)                                  60,478
                                                     12,318       Linens 'N Things, Inc. (a)                                328,891
                                                      6,800       Lithia Motors, Inc. Class A                               197,064
                                                      2,600       MarineMax, Inc. (a)                                        66,274
                                                      2,600       New York & Co. (a)                                         42,640
                                                      4,100       Overstock.com, Inc. (a)(e)                                157,235

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     14,210       PEP Boys-Manny, Moe & Jack                          $     196,666
                                                     21,500       Pacific Sunwear of California, Inc. (a)                   460,960
                                                      6,400       The Pantry, Inc. (a)                                      239,168
                                                      5,900       Party City Corp. (a)                                       99,828
                                                     20,000       Payless Shoesource, Inc. (a)                              348,000
                                                     16,300       Petco Animal Supplies, Inc. (a)                           344,908
                                                     24,899       Pier 1 Imports, Inc.                                      280,612
                                                      7,516       Priceline.com, Inc. (a)(e)                                145,209
                                                      9,900       Restoration Hardware, Inc. (a)                             62,568
                                                      7,400       Retail Ventures, Inc. (a)                                  81,252
                                                      9,200       Rush Enterprises Inc. Class A (a)                         140,576
                                                      3,547       Russ Berrie & Co., Inc.                                    50,084
                                                      7,054       School Specialty, Inc. (a)                                344,094
                                                        700       Sharper Image Corp. (a)                                     8,820
                                                      9,098       ShopKo Stores, Inc. (a)                                   232,181
                                                      8,800       Sonic Automotive, Inc.                                    195,536
                                                      6,626       The Sports Authority, Inc. (a)                            195,069
                                                      8,400       Stage Stores, Inc.                                        225,708
                                                      5,203       Stamps.com, Inc. (a)                                       89,544
                                                      6,824       Stein Mart, Inc.                                          138,527
                                                      6,500       Talbots, Inc.                                             194,480
                                                     10,666       Too, Inc. (a)                                             292,568
                                                     11,400       Tractor Supply Co. (a)                                    520,410
                                                      7,830       Trans World Entertainment Corp. (a)                        61,779
                                                      9,890       Tuesday Morning Corp.                                     255,854
                                                      7,731       United Auto Group, Inc.                                   255,432
                                                     12,980       United Natural Foods, Inc. (a)                            458,973
                                                      8,156       ValueVision Media, Inc. Class A (a)                        92,571
                                                      9,900       The Wet Seal, Inc. Class A (a)(e)                          44,550
                                                      2,800       Wilsons The Leather Experts (a)                            17,080
                                                     16,300       Zale Corp. (a)                                            443,034
                                                      1,800       Zumiez, Inc. (a)                                           58,734
                                                                                                                      -------------
                                                                                                                         16,210,129
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.1%                                 6,837       Anchor Bancorp Wisconsin, Inc.                            201,555
                                                     11,550       BFC Financial Corp. (a)                                    80,619
                                                     17,138       Bank Mutual Corp.                                         183,719
                                                     17,142       BankAtlantic Bancorp, Inc. Class A                        291,243
                                                      5,573       BankUnited Financial Corp. Class A                        127,455
                                                      2,400       Berkshire Hills Bancorp, Inc.                              81,600
                                                      1,900       Beverly Hills Bancorp, Inc.                                19,494
                                                     23,087       Brookline Bancorp, Inc.                                   365,236
                                                        500       Charter Financial Corp.                                    17,045
                                                      4,275       Coastal Financial Corp.                                    64,082
                                                     16,326       Commercial Capital Bancorp, Inc.                          277,542
                                                     12,527       Commercial Federal Corp.                                  427,672
                                                     10,349       Dime Community Bancshares, Inc.                           152,337
                                                      8,922       Fidelity Bankshares, Inc.                                 272,567
                                                      1,220       First Defiance Financial Corp.                             33,465
                                                      4,026       First Financial Holdings, Inc.                            123,679
                                                      3,240       First Indiana Corp.                                       110,387
                                                     40,453       First Niagara Financial Group, Inc.                       584,141
                                                      3,000       First Place Financial Corp.                                66,510
                                                      8,450       First Republic Bank                                       297,693
                                                      4,100       FirstFed Financial Corp. (a)                              220,621

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      8,450       Flagstar Bancorp, Inc.                              $     136,045
                                                      5,175       Flushing Financial Corp.                                   84,715
                                                      3,078       Great Southern Bancorp, Inc.                               92,094
                                                      7,017       Harbor Florida Bancshares, Inc.                           254,507
                                                      3,000       Horizon Financial Corp.                                    66,000
                                                      1,850       IBERIABANK Corp.                                           98,327
                                                      2,700       ITLA Capital Corp. (a)                                    141,723
                                                      8,100       KNBT Bancorp, Inc.                                        126,117
                                                      6,500       Kearny Financial Corp.                                     81,250
                                                     10,060       MAF Bancorp, Inc.                                         412,460
                                                        300       NASB Financial, Inc.                                       11,871
                                                     17,911       Netbank, Inc.                                             148,840
                                                     40,000       NewAlliance Bancshares, Inc.                              585,600
                                                      4,667       Northwest Bancorp, Inc.                                    99,174
                                                      2,696       OceanFirst Financial Corp.                                 65,081
                                                     10,265       Ocwen Financial Corp. (a)                                  71,239
                                                      7,111       PFF Bancorp, Inc.                                         215,179
                                                     20,328       Partners Trust Financial Group, Inc.                      234,179
                                                      2,700       Pennfed Financial Services, Inc.                           49,356
                                                      1,450       Provident Financial Holdings, Inc.                         40,673
                                                     21,758       Provident Financial Services, Inc.                        382,941
                                                     10,289       Provident New York Bancorp                                120,073
                                                      4,100       Rockville Financial, Inc. (a)                              54,694
                                                      2,400       Sound Federal Bancorp, Inc.                                40,104
                                                      8,253       Sterling Financial Corp.                                  186,105
                                                      6,900       TierOne Corp.                                             181,539
                                                      8,061       United Community Financial Corp.                           90,444
                                                     33,733       W Holding Co., Inc.                                       322,487
                                                        400       Westfield Financial, Inc.                                   9,400
                                                                                                                      -------------
                                                                                                                          8,400,879
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%              12,835       Newport Corp. (a)                                         178,792
                                                     11,735       Varian, Inc. (a)                                          402,745
                                                                                                                      -------------
                                                                                                                            581,537
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.6%               10,450       Archipelago Holdings, Inc. (a)(e)                         416,433
                                                      2,900       BKF Capital Group, Inc.                                    89,697
                                                     13,745       CharterMac                                                281,772
                                                        700       GFI Group, Inc. (a)                                        28,819
                                                     13,500       Investment Technology Group, Inc. (a)                     399,600
                                                     39,000       Knight Capital Group, Inc. Class A (a)                    324,090
                                                     17,200       LaBranche & Co., Inc. (a)                                 149,468
                                                     10,200       MarketAxess Holdings, Inc. (a)                            138,720
                                                      9,261       NCO Group, Inc. (a)                                       191,332
                                                      6,200       optionsXpress Holdings, Inc.                              118,048
                                                      4,804       SWS Group, Inc.                                            78,786
                                                        200       ZipRealty, Inc. (a)                                         2,548
                                                                                                                      -------------
                                                                                                                          2,219,313
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.2%                           3,963       4Kids Entertainment, Inc. (a)                              68,917
                                                     12,070       ABM Industries, Inc.                                      251,177
                                                      5,805       AMN Healthcare Services, Inc. (a)                          89,803
                                                      5,661       Administaff, Inc.                                         224,968
                                                      7,100       The Advisory Board Co. (a)                                369,484
                                                      5,000       Ambassadors Group, Inc.                                   111,500
                                                      3,000       Angelica Corp.                                             53,550
                                                     12,500       Autobytel, Inc. (a)                                        62,625

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1,700       Braun Consulting, Inc. (a)                          $      46,835
                                                     18,253       CBIZ, Inc. (a)                                             93,090
                                                      3,801       CDI Corp.                                                 112,282
                                                      2,500       CRA International, Inc. (a)                               104,225
                                                      8,978       Casella Waste Systems, Inc. (a)                           117,881
                                                      8,785       Central Parking Corp.                                     131,336
                                                      7,772       Chemed Corp.                                              336,838
                                                      4,800       Clark, Inc.                                                80,784
                                                      6,250       CoStar Group, Inc. (a)                                    292,000
                                                      9,000       Cogent, Inc. (a)                                          213,750
                                                      9,892       Coinstar, Inc. (a)                                        183,101
                                                     12,594       Corrections Corp. of America (a)                          499,982
                                                      9,000       Cross Country Healthcare, Inc. (a)                        167,040
                                                     12,200       DiamondCluster International, Inc. Class A (a)             92,476
                                                      2,000       Escala Group, Inc. (a)                                     33,300
                                                      2,402       Exponent, Inc. (a)                                         75,399
                                                     12,341       FTI Consulting, Inc. (a)                                  311,734
                                                      3,881       Forrester Research, Inc. (a)                               80,802
                                                      6,277       G&K Services, Inc. Class A                                247,251
                                                      2,900       The Geo Group, Inc. (a)                                    76,850
                                                     10,300       Gevity HR, Inc.                                           280,572
                                                     15,300       Harris Interactive, Inc. (a)                               65,331
                                                      7,358       Heidrick & Struggles International, Inc. (a)              238,252
                                                      9,000       Hudson Highland Group, Inc. (a)                           224,730
                                                     35,300       IKON Office Solutions, Inc.                               352,294
                                                     11,300       Jackson Hewitt Tax Service, Inc.                          270,183
                                                      5,768       Kelly Services, Inc. Class A                              176,847
                                                      6,800       Kforce, Inc. (a)                                           70,040
                                                     10,868       Korn/Ferry International (a)                              178,127
                                                     17,822       Labor Ready, Inc. (a)                                     457,134
                                                      5,404       MAXIMUS, Inc.                                             193,193
                                                     33,105       MPS Group, Inc. (a)                                       390,639
                                                      5,742       Midas, Inc. (a)                                           114,151
                                                      2,900       Monro Muffler, Inc.                                        76,183
                                                     15,123       Navigant Consulting, Inc. (a)                             289,757
                                                      3,717       Netratings, Inc. (a)                                       56,573
                                                      7,900       NeuStar, Inc. Class A (a)                                 252,721
                                                      8,500       Nutri/System, Inc. (a)                                    212,670
                                                     14,364       PHH Corp. (a)                                             394,435
                                                      8,739       Pegasus Solutions, Inc. (a)                                78,476
                                                      3,660       Pre-Paid Legal Services, Inc. (e)                         141,642
                                                      4,500       The Providence Service Corp. (a)                          137,655
                                                     15,700       Regis Corp.                                               593,774
                                                     16,332       Resources Connection, Inc. (a)                            483,917
                                                      9,402       Rollins, Inc.                                             183,527
                                                      4,700       Sirva, Inc. (a)                                            35,062
                                                     13,700       Source Interlink Cos., Inc. (a)                           151,522
                                                     21,029       Spherion Corp. (a)                                        159,820
                                                      4,740       Startek, Inc.                                              62,568
                                                     12,289       TeleTech Holdings, Inc. (a)                               123,136
                                                     16,931       Tetra Tech, Inc. (a)                                      284,779
                                                        700       Travelzoo, Inc. (a)(e)                                     15,533
                                                      2,800       Unifirst Corp.                                             98,196
                                                      2,400       Vertrue, Inc. (a)                                          87,240

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      5,800       Viad Corp.                                          $     158,630
                                                      1,759       Volt Information Sciences, Inc. (a)                        35,743
                                                     13,018       Waste Connections, Inc. (a)                               456,671
                                                     13,300       Waste Services, Inc. (a)                                   49,210
                                                      9,825       Watson Wyatt & Co. Holdings                               264,784
                                                     14,113       Wireless Facilities, Inc. (a)                              81,855
                                                      6,100       World Fuel Services Corp.                                 197,945
                                                                                                                      -------------
                                                                                                                         12,704,497
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.2%                                       6,500       Gulfmark Offshore, Inc. (a)                               209,755
                                                      7,030       Kirby Corp. (a)                                           347,493
                                                      2,500       Maritrans, Inc.                                            80,000
                                                                                                                      -------------
                                                                                                                            637,248
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                          1,900       Deckers Outdoor Corp. (a)(e)                               45,714
                                                     15,566       The Finish Line, Inc. Class A                             227,108
                                                      6,996       K-Swiss, Inc. Class A                                     206,872
                                                      3,592       Kenneth Cole Productions, Inc. Class A                     98,026
                                                      3,700       Shoe Carnival, Inc. (a)                                    58,867
                                                      6,655       Skechers U.S.A., Inc. Class A (a)                         108,942
                                                      5,612       Steven Madden Ltd. (a)                                    128,627
                                                     12,935       Stride Rite Corp.                                         165,827
                                                        300       Weyco Group, Inc.                                           5,850
                                                     18,808       Wolverine World Wide, Inc.                                395,908
                                                                                                                      -------------
                                                                                                                          1,441,741
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                                         38,227       AK Steel Holding Corp. (a)                                327,605
                                                      7,726       Carpenter Technology, Corp.                               452,821
                                                      7,234       Gibraltar Industries, Inc.                                165,442
                                                     10,900       Oregon Steel Mills, Inc. (a)                              304,110
                                                      5,600       Roanoke Electric Steel Corp.                              112,168
                                                      5,550       Schnitzer Steel Industries, Inc. Class A                  180,764
                                                     11,297       Steel Dynamics, Inc.                                      383,646
                                                      5,100       Steel Technologies, Inc.                                  132,243
                                                      4,300       Wheeling-Pittsburgh Corp. (a)                              71,939
                                                     24,600       Worthington Industries, Inc.                              517,338
                                                                                                                      -------------
                                                                                                                          2,648,076
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                               4,418       Wellman, Inc.                                              27,966
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.9%                   1,700       Applied Signal Technology, Inc.                            32,436
                                                     31,800       Arris Group, Inc. (a)                                     377,148
                                                      6,885       Audiovox Corp. Class A (a)                                 96,252
                                                     15,761       Belden CDT, Inc.                                          306,236
                                                     14,834       C-COR, Inc. (a)                                           100,129
                                                      4,800       Essex Corp. (a)                                           104,016
                                                     17,000       Interdigital Communications Corp. (a)                     333,880
                                                      5,700       Mastec, Inc. (a)                                           62,130
                                                     15,199       Plantronics, Inc.                                         468,281
                                                     33,600       Polycom, Inc. (a)                                         543,312
                                                     28,577       Powerwave Technologies, Inc. (a)                          371,215
                                                        200       Preformed Line Products Co.                                 9,440
                                                     25,200       SBA Communications Corp. Class A (a)                      389,340
                                                      8,980       Spectralink Corp.                                         114,495
                                                     18,500       Symmetricom, Inc. (a)                                     143,190
                                                     14,600       Telkonet, Inc. (a)(e)                                      57,232
                                                     23,076       Terayon Corp. (a)                                          89,996
                                                                                                                      -------------
                                                                                                                          3,598,728
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                               7,400       DHB Industries, Inc. (a)                            $      31,006
                                                      5,300       Dixie Group, Inc. (a)                                      84,482
                                                     21,400       Innovo Group, Inc. (a)                                     41,730
                                                     14,221       Interface, Inc. Class A (a)                               117,465
                                                                                                                      -------------
                                                                                                                            274,683
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.5%                 5,700       Carter's, Inc. (a)                                        323,760
                                                      2,500       Cherokee, Inc.                                             87,450
                                                      4,600       Cone Mills Corp. (a)                                       67,160
                                                      6,485       Guess?, Inc. (a)                                          138,974
                                                      4,900       Hartmarx Corp. (a)                                         32,095
                                                      6,382       Kellwood Co.                                              164,975
                                                      4,200       Maidenform Brands, Inc. (a)                                57,750
                                                      4,142       Oxford Industries, Inc.                                   186,887
                                                      4,800       Perry Ellis International, Inc. (a)                       104,352
                                                     10,754       Phillips-Van Heusen, Corp.                                333,589
                                                     13,317       Russell Corp.                                             186,971
                                                      1,500       Volcom Inc. (a)                                            42,015
                                                     13,500       The Warnaco Group, Inc. (a)                               295,785
                                                                                                                      -------------
                                                                                                                          2,021,763
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                 3,374       Bandag, Inc.                                              144,610
                                                     18,100       Cooper Tire & Rubber Co.                                  276,387
                                                      2,000       Titan International, Inc.                                  27,460
                                                                                                                      -------------
                                                                                                                            448,457
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                       33,555       Alliance One International, Inc.                          118,785
                                                      5,720       Schweitzer-Mauduit International, Inc.                    127,670
                                                     11,800       Star Scientific, Inc. (a)(e)                               39,648
                                                      8,056       Universal Corp.                                           312,814
                                                     10,914       Vector Group Ltd. (e)                                     218,383
                                                                                                                      -------------
                                                                                                                            817,300
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                          10,230       Jakks Pacific, Inc. (a)                                   166,033
                                                      7,700       Leapfrog Enterprises, Inc. (a)(e)                         113,729
                                                                                                                      -------------
                                                                                                                            279,762
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                   1,600       Dynamex, Inc. (a)                                          25,024
                                                      7,100       HUB Group, Inc. Class A (a)                               260,641
                                                     14,400       Odyssey Marine Exploration, Inc. (a)                       53,136
                                                     10,900       Pacer International, Inc.                                 287,324
                                                      6,681       SCS Transportation, Inc. (a)                              104,959
                                                      4,900       US Xpress Enterprises, Inc. Class A (a)                    57,134
                                                      3,000       USA Truck, Inc. (a)                                        75,900
                                                                                                                      -------------
                                                                                                                            864,118
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.5%                                       6,241       Arkansas Best Corp.                                       217,624
                                                      4,900       Covenant Transport, Inc. Class A (a)                       59,290
                                                     11,732       Forward Air Corp.                                         432,207
                                                      2,000       Frozen Food Express Industries (a)                         20,980
                                                     15,580       Heartland Express, Inc.                                   316,897
                                                     11,175       Knight Transportation, Inc.                               272,223
                                                      1,300       Marten Transport Ltd. (a)                                  32,890
                                                      7,550       Old Dominion Freight Line (a)                             252,850
                                                      1,200       PAM Transportation Services (a)                            19,392
                                                      1,700       Universal Truckload Services, Inc. (a)                     31,586
                                                     12,600       Werner Enterprises, Inc.                                  217,854
                                                                                                                      -------------
                                                                                                                          1,873,793
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                   18,500       Mediacom Communications Corp. Class A (a)                 136,530
-----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.3%                          9,266       Allete, Inc.                                        $     424,475
                                                     18,275       Avista Corp.                                              354,535
                                                      8,900       Black Hills Corp.                                         385,993
                                                      5,089       CH Energy Group, Inc.                                     241,626
                                                      3,803       Central Vermont Public Service Corp.                       66,552
                                                     15,367       Cleco Corp.                                               362,354
                                                     21,000       Duquesne Light Holdings, Inc.                             361,410
                                                     17,808       El Paso Electric Co. (a)                                  371,297
                                                      9,268       The Empire District Electric Co.                          211,959
                                                     11,600       IDACORP, Inc.                                             349,508
                                                      5,645       MGE Energy, Inc.                                          206,099
                                                     13,200       NorthWestern Corp.                                        398,508
                                                      8,486       Otter Tail Corp.                                          262,557
                                                     33,477       Sierra Pacific Resources (a)                              497,133
                                                      4,600       UIL Holdings Corp.                                        240,626
                                                      9,083       Unisource Energy Corp.                                    301,919
                                                                                                                      -------------
                                                                                                                          5,036,551
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                    5,822       Cascade Natural Gas Corp.                                 126,745
                                                      2,700       EnergySouth, Inc.                                          74,493
                                                      6,348       The Laclede Group, Inc.                                   206,247
                                                      8,374       New Jersey Resources Corp.                                385,037
                                                     12,500       Nicor, Inc.                                               525,375
                                                     10,199       Northwest Natural Gas Co.                                 379,607
                                                     10,400       Peoples Energy Corp.                                      409,552
                                                      9,332       South Jersey Industries, Inc.                             271,934
                                                     13,890       Southwest Gas Corp.                                       380,447
                                                     17,100       WGL Holdings, Inc.                                        549,423
                                                                                                                      -------------
                                                                                                                          3,308,860
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                      15,031       Transmontaigne, Inc. (a)                                  120,098
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                     130,300       Aquila, Inc. (a)                                          515,988
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.1%                  2,000       Alaska Communications Systems Group, Inc.                  22,880
                                                      5,655       CT Communications, Inc.                                    69,952
                                                      4,926       Centennial Communications Corp. (a)                        73,791
                                                     76,100       Cincinnati Bell, Inc. (a)                                 335,601
                                                      5,033       Commonwealth Telephone Enterprises, Inc.                  189,744
                                                     39,400       Dobson Communications Corp. Class A (a)(e)                302,198
                                                     11,200       FairPoint Communications, Inc.                            163,856
                                                     16,639       General Communication Class A (a)                         164,726
                                                     12,500       GlobeTel Communications Corp. (a)                          18,125
                                                      5,792       Golden Telecom, Inc. (f)                                  182,853
                                                     20,400       IDT Corp. Class B (a)                                     248,676
                                                      5,800       Intrado, Inc. (a)                                         104,574
                                                     10,000       Iowa Telecommunications Services, Inc.                    168,200
                                                    232,700       Level 3 Communications, Inc. (a)(e)                       539,864
                                                      4,421       North Pittsburgh Systems, Inc.                             90,233
                                                     21,600       Premiere Global Services, Inc. (a)                        176,688
                                                     14,389       Price Communications Corp. (a)                            236,699
                                                      6,300       RCN Corp. (a)                                             133,686
                                                      1,600       Shenandoah Telecom Co.                                     65,904
                                                      4,400       SureWest Communications                                   126,192
                                                     11,733       Talk America Holdings, Inc. (a)                           110,642
                                                     19,800       Time Warner Telecom, Inc. Class A (a)                     154,440

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

                                                     Shares
Industry                                               Held       Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                      8,020       USA Mobility, Inc. (a)                              $     216,380
                                                     27,600       Ubiquitel, Inc. (a)                                       241,224
                                                     13,100       Valor Communications Group, Inc.                          178,553
                                                                                                                      -------------
                                                                                                                          4,315,681
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                               4,985       American States Water Co.                                 166,798
                                                      5,196       California Water Service Group                            214,075
                                                      2,389       Connecticut Water Service, Inc.                            59,056
                                                      3,382       Middlesex Water Co.                                        75,926
                                                      1,974       SJW Corp.                                                  95,305
                                                      3,032       Southwest Water Co.                                        43,964
                                                                                                                      -------------
                                                                                                                            655,124
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                4,950       Central European Distribution Corp. (a)                   210,820
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                   12,400       Bell Microproducts, Inc. (a)                              124,372
                                                      6,850       Brightpoint, Inc. (a)                                     131,109
                                                      5,800       LKQ Corp. (a)                                             175,160
                                                      8,400       Prestige Brands Holdings, Inc. (a)                        103,488
                                                     10,269       United Stationers, Inc. (a)                               491,474
                                                                                                                      -------------
                                                                                                                          1,025,603
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $303,301,526) - 95.9%                         378,475,257
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management                                 4,900       Gladstone Capital Corp.                                   110,495
Companies - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Mutual Funds
                                                                  (Cost - $104,653) - 0.0%                                  110,495
-----------------------------------------------------------------------------------------------------------------------------------

                                                 Beneficial
                                                   Interest       Other Interests (b)
-----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                           $ 500       PetroCorp Incorporated (Escrow Shares)                         0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Other Interests                                          0
                                                                  (Cost - $0) - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                $ 3,621,986       Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                  Series I (c)                                            3,621,986
                                                 17,159,650       Merrill Lynch Liquidity Series, LLC Money Market
                                                                  Series (c)(d)                                          17,159,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $20,781,636) - 5.3%                            20,781,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments (Cost - $324,187,815*) - 101.2%     399,367,388

                                                                  Liabilities in Excess of Other Assets - (1.2%)         (4,670,846)
                                                                                                                      -------------
                                                                  Net Assets - 100.0%                                 $ 394,696,542
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 327,823,853
                                                                  =============
      Gross unrealized appreciation                               $  96,836,263
      Gross unrealized depreciation                                 (25,292,728)
                                                                  -------------
      Net unrealized appreciation                                 $  71,543,535
                                                                  =============

Master Small Cap Index Series

Schedule of Investments as of September 30, 2005

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------
      Affiliate                                                           Net             Interest
                                                                        Activity           Income
      -------------------------------------------------------------- -----------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I        $ (5,367,604)        $ 409,564
      Merrill Lynch Liquidity Series, LLC Money Market Series        $  5,507,262         $ 159,554
      -------------------------------------------------------------- -----------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e)   Security, or a portion of security, is on loan.
(f)   Depositary receipts.

      Financial futures contracts purchased as of September 30, 2005 were as follows:

      --------------------------------------------------------------------------------------------
      Number of              Issue                Expiration             Face          Unrealized
      Contracts                                      Date                Value        Appreciation
      --------------------------------------------------------------------------------------------
          13          Russell 2000 Index         December 2005        $4,357,413         $11,237
      --------------------------------------------------------------------------------------------

      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2005


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and
    Master   SmallCap Index Series of Quantitative Master Series Trust

Date: November 17, 2005